Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Emerging Markets Equity Fund
International Growth Fund
Investment Grade Floating Rate Fund
Short Duration High Yield Fund

For the period ended April 30, 2025

Schedule of Investments (unaudited)

EMERGING MARKETS EQUITY FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.75%

COMMON STOCKS 94.37%

Australia 0.70%
Metals & Mining
BHP Group Ltd.	1,701	$40,541

Brazil 5.26%
Aerospace & Defense 1.07%
Embraer SA*	5,450	62,344
Broadline Retail 1.40%
MercadoLibre, Inc.*	35	81,580
Capital Markets 0.68%
B3 SA – Brasil Bolsa Balcao	16,531	39,295
Insurance 0.49%
BB Seguridade Participacoes SA	3,800	28,638
Metals & Mining 0.99%
Vale SA	6,216	57,897
Water Utilities 0.63%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,813	36,384
Total Brazil		306,138

Canada 0.56%
Metals & Mining
Teck Resources Ltd. Class B	961	32,664

China 25.20%
Automobiles 1.68%
BYD Co. Ltd. Class H	2,062	97,937
Banks 3.27%
China Construction Bank Corp. Class H	131,773	108,242
Industrial & Commercial Bank of China Ltd. Class H	119,564	81,903
		190,145
Beverages 1.65%
China Resources Beer Holdings Co. Ltd.	11,219	39,437
Kweichow Moutai Co. Ltd. Class A	266	56,672
		96,109
Investments	Shares	U.S. $ Fair Value
China (continued)
Broadline Retail 3.77%
Alibaba Group Holding Ltd.	11,845	$176,846
JD.com, Inc. Class A	2,593	42,218
		219,064
Electrical Equipment 0.70%
NARI Technology Co. Ltd. Class A	13,420	40,946
Entertainment 1.05%
NetEase, Inc.	2,848	61,222
Hotels, Restaurants & Leisure 2.26%
Meituan Class B†*	4,510	74,674
Trip.com Group Ltd.	944	56,867
		131,541
Insurance 1.49%
PICC Property & Casualty Co. Ltd. Class H	22,814	42,010
Ping An Insurance Group Co. of China Ltd. Class H	7,432	44,481
		86,491
Interactive Media & Services 5.23%
Tencent Holdings Ltd.	4,969	304,356
Marine Transportation 0.38%
SITC International Holdings Co. Ltd.	8,000	22,126
Real Estate Management & Development 0.95%
China Resources Land Ltd.	9,346	31,445
KE Holdings, Inc. Class A	3,481	23,640
		55,085
Technology Hardware, Storage & Peripherals 1.79%
Lenovo Group Ltd.	23,235	26,873
Xiaomi Corp. Class B†*	12,092	77,415
		104,288
Textiles, Apparel & Luxury Goods 0.98%
ANTA Sports Products Ltd.	4,831	57,082
Total China		1,466,392

France 0.68%
Oil, Gas & Consumable Fuels
TotalEnergies SE	694	39,527

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
Greece 0.63%
Banks
Alpha Services & Holdings SA	14,987	$36,542

Hong Kong 1.18%
Capital Markets 0.75%
Hong Kong Exchanges & Clearing Ltd.	999	43,646
Machinery 0.43%
Techtronic Industries Co. Ltd.	2,496	25,120
Total Hong Kong		68,766

Hungary 1.42%
Banks
OTP Bank Nyrt	1,117	82,511

India 19.13%
Automobiles 0.86%
Maruti Suzuki India Ltd.	345	50,009
Banks 3.68%
HDFC Bank Ltd.	4,727	107,369
ICICI Bank Ltd. ADR	3,178	106,653
		214,022
Beverages 1.57%
United Spirits Ltd.	2,561	47,358
Varun Beverages Ltd.	7,169	44,260
		91,618
Consumer Finance 0.56%
Shriram Finance Ltd.	4,481	32,472
Electric: Utilities 1.20%
Power Grid Corp. of India Ltd.	19,194	69,711
Health Care Providers & Services 0.95%
Max Healthcare Institute Ltd.	4,284	55,582
Hotels, Restaurants & Leisure 2.08%
Eternal Ltd.*	4,599	12,587
Indian Hotels Co. Ltd.	2,614	24,322
ITC Hotels Ltd.*	11,658	26,830
MakeMyTrip Ltd.*	547	57,337
		121,076
Information Technology Services 0.98%
Tata Consultancy Services Ltd.	1,396	56,984
Investments	Shares	U.S. $ Fair Value
India (continued)
Insurance 0.24%
PB Fintech Ltd.*	735	$14,123
Oil, Gas & Consumable Fuels 0.54%
Reliance Industries Ltd.	1,881	31,233
Pharmaceuticals 0.82%
Mankind Pharma Ltd.*	493	14,371
Torrent Pharmaceuticals Ltd.	854	33,586
		47,957
Tobacco 1.41%
ITC Ltd.	16,306	82,101
Transportation Infrastructure 1.28%
Adani Ports & Special Economic Zone Ltd.	2,915	41,937
GMR Airports Ltd.*	31,410	32,381
		74,318
Wireless Telecommunication Services 2.96%
Bharti Airtel Ltd.	7,804	172,142
Total India		1,113,348

Indonesia 1.04%
Banks
Bank Central Asia Tbk. PT	54,714	29,091
Bank Mandiri Persero Tbk. PT	105,848	31,258
		60,349

Mexico 2.86%
Banks 1.45%
Grupo Financiero Banorte SAB de CV Class O	9,797	84,189
Beverages 0.95%
Fomento Economico Mexicano SAB de CV ADR	525	55,288
Consumer Finance 0.46%
Gentera SAB de CV	15,558	27,164
Total Mexico		166,641

Peru 1.19%
Banks
Credicorp Ltd.	341	68,947

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
Philippines 0.73%
Banks
BDO Unibank, Inc.	14,847	$42,612

Poland 2.68%
Banks 0.49%
Powszechna Kasa Oszczednosci Bank Polski SA	1,495	28,743
Consumer Staples Distribution & Retail 1.07%
Dino Polska SA†*	445	62,383
Insurance 1.12%
Powszechny Zaklad Ubezpieczen SA	4,170	65,055
Total Poland		156,181

Singapore 0.86%
Entertainment
Sea Ltd. ADR*	371	49,733

South Africa 1.13%
Banks
Capitec Bank Holdings Ltd.	157	29,140
Nedbank Group Ltd.	2,668	36,353
		65,493

South Korea 10.22%
Aerospace & Defense 2.92%
Hanwha Aerospace Co. Ltd.	214	120,269
LIG Nex1 Co. Ltd.	219	49,476
		169,745
Automobiles 1.01%
Kia Corp.	922	58,596
Banks 1.20%
KB Financial Group, Inc.	1,108	70,024
Electrical Equipment 0.92%
LS Electric Co. Ltd.	369	53,295
Life Sciences Tools & Services 0.88%
Samsung Biologics Co. Ltd.†*	69	51,065
Semiconductors & Semiconductor Equipment 0.63%
SK Hynix, Inc.	296	36,933
Technology Hardware, Storage & Peripherals 2.66%
Samsung Electronics Co. Ltd.	3,971	154,939
Total South Korea		594,597
Investments	Shares	U.S. $ Fair Value
Taiwan 12.64%
Communications Equipment 0.78%
Accton Technology Corp.	2,429	$45,243
Electronic Equipment, Instruments & Components 0.52%
Hon Hai Precision Industry Co. Ltd.	6,776	30,189
Semiconductors & Semiconductor Equipment 10.87%
King Yuan Electronics Co. Ltd.	5,224	14,206
MediaTek, Inc.	1,815	77,125
Taiwan Semiconductor Manufacturing Co. Ltd.	19,107	541,388
		632,719
Technology Hardware, Storage & Peripherals 0.47%
Quanta Computer, Inc.*	3,674	27,602
Total Taiwan		735,753

Thailand 1.47%
Health Care Providers & Services 0.49%
Bangkok Dusit Medical Services PCL Class F	39,343	28,214
Wireless Telecommunication Services 0.98%
Advanced Info Service PCL	6,491	57,255
Total Thailand		85,469

Turkey 0.48%
Banks
Akbank TAS	22,121	28,110

United Arab Emirates 1.93%
Energy Equipment & Services 0.53%
ADNOC Drilling Co. PJSC	22,917	30,575
Passenger Airlines 0.69%
Air Arabia PJSC	41,948	39,913
Transportation Infrastructure 0.71%
Salik Co. PJSC	30,183	41,586
Total United Arab Emirates		112,074

United Kingdom 0.49%
Banks
HSBC Holdings PLC	2,579	28,693

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
United States 1.89%
Information Technology Services 0.26%
Globant SA*	130	$15,284
Oil, Gas & Consumable Fuels 1.24%
Shell PLC	2,240	72,289
Semiconductors & Semiconductor Equipment 0.39%
Broadcom, Inc.	116	22,326
Total United States		109,899
Total Common Stocks (cost $4,472,963)		5,490,980

PREFERRED STOCKS 2.38%

Brazil 2.38%
Banks 1.76%
Itau Unibanco Holding SA	16,373	102,649
Oil, Gas & Consumable Fuels 0.62%
Petroleo Brasileiro SA	6,780	35,829
Total Brazil		138,478
Total Preferred Stocks (cost $127,728)		138,478
Total Investments in Securities 96.75% (cost $4,600,691)		$5,629,458
Other Assets and Liabilities – Net 3.25%		189,268
Net Assets 100.00%		$5,818,726

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2025, the total value of Rule 144A securities was $265,537, which represents 4.56% of net assets.

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS EQUITY FUND April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$306,138	$–	$–	$306,138
Canada	32,664	–	–	32,664
China	22,126	1,444,266	–	1,466,392
India	190,820	922,528	–	1,113,348
Mexico	166,641	–	–	166,641
Peru	68,947	–	–	68,947
Singapore	49,733	–	–	49,733
South Africa	36,353	29,140	–	65,493
United States	37,610	72,289	–	109,899
Remaining Countries	–	2,111,725	–	2,111,725
Preferred Stocks	138,478	–	–	138,478
Total	$1,049,510	$4,579,948	$–	$5,629,458

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)

INTERNATIONAL GROWTH FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.45%

COMMON STOCKS 96.45%

Australia 1.13%
Health Care Technology 0.60%
Pro Medicus Ltd.	139	$20,382
Industrial REITS 0.53%
Goodman Group	926	17,727
Total Australia		38,109

Austria 0.77%
Banks
BAWAG Group AG†	238	26,087

Belgium 0.76%
Pharmaceuticals
UCB SA	140	25,667

Brazil 1.92%
Aerospace & Defense 0.61%
Embraer SA ADR*	451	20,719
Broadline Retail 1.31%
MercadoLibre, Inc.*	19	44,286
Total Brazil		65,005

Canada 4.12%
Broadline Retail 0.97%
Dollarama, Inc.	266	32,820
Electronic Equipment, Instruments & Components 0.47%
Celestica, Inc.*	185	15,790
Information Technology Services 1.40%
Shopify, Inc. Class A*	500	47,500
Software 1.28%
Constellation Software, Inc.	12	43,247
Total Canada		139,357

China 7.66%
Automobiles 1.00%
BYD Co. Ltd. Class H	710	33,722
Broadline Retail 0.65%
Alibaba Group Holding Ltd.	1,462	21,828
Investments	Shares	U.S. $ Fair Value
China (continued)
Hotels, Restaurants & Leisure 0.95%
Meituan Class B†*	1,950	$32,287
Interactive Media & Services 3.31%
Tencent Holdings Ltd.	1,830	112,089
Technology Hardware, Storage & Peripherals 1.07%
Xiaomi Corp. Class B†*	5,625	36,013
Textiles, Apparel & Luxury Goods 0.68%
ANTA Sports Products Ltd.	1,960	23,159
Total China		259,098

Denmark 2.24%
Beverages 1.55%
Carlsberg AS Class B	210	28,613
Royal Unibrew AS	300	23,835
		52,448
Pharmaceuticals 0.69%
Novo Nordisk AS Class B	350	23,402
Total Denmark		75,850

France 7.82%
Aerospace & Defense 2.35%
Safran SA	175	46,571
Thales SA	118	33,054
		79,625
Chemicals 1.56%
Air Liquide SA	256	52,602
Health Care Equipment & Supplies 2.18%
BioMerieux	122	16,468
EssilorLuxottica SA	199	57,342
		73,810
Personal Care Products 1.01%
L’Oreal SA*	77	34,024
Textiles, Apparel & Luxury Goods 0.72%
LVMH Moet Hennessy Louis Vuitton SE	44	24,373
Total France		264,434

Germany 11.20%
Aerospace & Defense 2.36%
Rheinmetall AG	47	80,043

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
Germany (continued)
Construction Materials 0.99%
Heidelberg Materials AG	167	$33,386
Electrical Equipment 1.65%
Siemens Energy AG*	723	55,804
Industrial Conglomerates 1.46%
Siemens AG	215	49,506
Software 4.05%
SAP SE	468	136,932
Textiles, Apparel & Luxury Goods 0.69%
adidas AG	101	23,239
Total Germany		378,910

Hungary 0.74%
Banks
OTP Bank Nyrt	338	24,967

India 6.29%
Banks 1.29%
ICICI Bank Ltd. ADR	1,305	43,796
Beverages 0.67%
Varun Beverages Ltd.	3,689	22,776
Electric: Utilities 0.67%
Power Grid Corp. of India Ltd.	6,235	22,645
Health Care Providers & Services 0.87%
Max Healthcare Institute Ltd.	2,262	29,348
Hotels, Restaurants & Leisure 1.33%
Indian Hotels Co. Ltd.	1,711	15,920
MakeMyTrip Ltd.*	276	28,930
		44,850
Wireless Telecommunication Services 1.46%
Bharti Airtel Ltd.	2,237	49,344
Total India		212,759

Italy 1.77%
Beverages 1.16%
Coca-Cola HBC AG	758	39,472
Textiles, Apparel & Luxury Goods 0.61%
Brunello Cucinelli SpA	182	20,548
Total Italy		60,020
Investments	Shares	U.S. $ Fair Value
Japan 9.86%
Electronic Equipment, Instruments & Components 0.62%
Keyence Corp.	50	$20,905
Entertainment 1.47%
Nintendo Co. Ltd.	600	49,812
Health Care Equipment & Supplies 0.79%
Terumo Corp.	1,400	26,797
Industrial Conglomerates 2.34%
Hitachi Ltd.	3,200	79,090
Information Technology Services 1.18%
Fujitsu Ltd.	1,800	39,988
Machinery 1.91%
Ebara Corp.	1,089	16,359
Mitsubishi Heavy Industries Ltd.	2,450	48,296
		64,655
Specialty Retail 0.78%
Fast Retailing Co. Ltd.	80	26,315
Textiles, Apparel & Luxury Goods 0.77%
Asics Corp.	1,204	25,879
Total Japan		333,441

Netherlands 1.01%
Financial Services
Adyen NV†*	21	33,982

Poland 0.71%
Banks
Powszechna Kasa Oszczednosci Bank Polski SA	1,242	23,879

Singapore 2.20%
Banks 0.78%
DBS Group Holdings Ltd.	810	26,316
Entertainment 1.42%
Sea Ltd. ADR*	359	48,124
Total Singapore		74,440

South Korea 1.73%
Aerospace & Defense 1.35%
Hanwha Aerospace Co. Ltd.	81	45,522

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
South Korea (continued)
Electrical Equipment 0.38%
LS Electric Co. Ltd.	90	$12,999
Total South Korea		58,521

Spain 1.71%
Banks 0.71%
Banco Bilbao Vizcaya Argentaria SA	1,753	24,058
Specialty Retail 1.00%
Industria de Diseno Textil SA	627	33,717
Total Spain		57,775

Sweden 0.73%
Machinery
Atlas Copco AB Class A	1,586	24,549

Switzerland 5.68%
Building Products 0.43%
Belimo Holding AG Registered Shares	17	14,444
Capital Markets 0.23%
Partners Group Holding AG	6	7,862
Food Products 1.29%
Chocoladefabriken Lindt & Spruengli AG	3	43,722
Health Care Equipment & Supplies 0.25%
Straumann Holding AG Registered Shares	68	8,292
Life Sciences Tools & Services 1.38%
Lonza Group AG Registered Shares	65	46,703
Pharmaceuticals 1.20%
Galderma Group AG	350	40,651
Textiles, Apparel & Luxury Goods 0.90%
Cie Financiere Richemont SA Class A	172	30,393
Total Switzerland		192,067

Taiwan 5.74%
Semiconductors & Semiconductor Equipment
MediaTek, Inc.	400	16,997
Taiwan Semiconductor Manufacturing Co. Ltd.	6,251	177,120
		194,117
Investments	Shares	U.S. $ Fair Value
United Kingdom 8.93%
Capital Markets 2.13%
London Stock Exchange Group PLC	321	$49,984
St. James’s Place PLC	1,750	22,059
		72,043
Hotels, Restaurants & Leisure 0.57%
Flutter Entertainment PLC*	80	19,417
Personal Care Products 1.86%
Unilever PLC	989	62,970
Pharmaceuticals 2.32%
AstraZeneca PLC	548	78,510
Professional Services 2.05%
RELX PLC	1,268	69,201
Total United Kingdom		302,141

United States 11.73%
Chemicals 0.86%
Linde PLC	64	29,007
Communications Equipment 0.43%
Arista Networks, Inc.*	176	14,479
Construction Materials 1.63%
CRH PLC	285	27,032
Holcim AG	251	28,049
		55,081
Electrical Equipment 2.35%
Schneider Electric SE	340	79,440
Entertainment 1.85%
Spotify Technology SA*	102	62,626
Food Products 0.93%
Nestle SA Registered Shares	296	31,505
Health Care Equipment & Supplies 1.09%
Alcon AG	379	36,824
Interactive Media & Services 0.83%
Meta Platforms, Inc. Class A	51	27,999
Pharmaceuticals 0.80%
Eli Lilly & Co.	30	26,968
Semiconductors & Semiconductor Equipment 0.54%
Broadcom, Inc.	95	18,285

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL GROWTH FUND April 30, 2025

Investments	Shares	U.S. $ Fair Value
United States (continued)
Software 0.42%
Atlassian Corp. Class A*	63	$14,384
Total United States		396,598
Total Common Stocks (cost $2,600,378)		3,261,773
Total Investments in Securities 96.45% (cost $2,600,378)		$3,261,773
Other Assets and Liabilities – Net 3.55%		120,190
Net Assets 100.00%		$3,381,963

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2025, the total value of Rule 144A securities was $128,369, which represents 3.80% of net assets.
*	Non-income producing security.

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$65,005	$–	$–	$65,005
Canada	139,357	–	–	139,357
Denmark	23,835	52,015	–	75,850
India	72,726	140,033	–	212,759
Singapore	48,124	26,316	–	74,440
United States	220,780	175,818	–	396,598
Remaining Countries	–	2,297,764	–	2,297,764
Total	$569,827	$2,691,946	$–	$3,261,773

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 99.95%

ASSET-BACKED SECURITIES 68.20%

Automobiles 10.24%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class E†	7.917%		5/17/2032	$2,407,775	$2,437,745
Ally Bank Auto Credit-Linked Notes Series 2024-B Class E†	6.678%		9/15/2032	1,208,156	1,209,336
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class B†	5.654% (30 day USD SOFR Average + 1.30%	)#	12/26/2031	149,050	149,389
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class D†	6.404% (30 day USD SOFR Average + 2.05%	)#	12/26/2031	1,520,315	1,527,626
Bayview Opportunity Master Fund VII Trust Series 2024-SN1 Class E†	8.00%		10/15/2029	2,000,000	2,045,844
CAL Receivables LLC Series 2022-1 Class B†	8.695% (30 day USD SOFR Average + 4.35%	)#	10/15/2026	2,799,933	2,792,921
Carmax Auto Owner Trust Series 2023-1 Class C	5.19%		1/16/2029	2,465,000	2,487,742
CarMax Auto Owner Trust Series 2023-1 Class D	6.27%		11/15/2029	2,000,000	2,042,810
Carmax Auto Owner Trust Series 2023-2 Class D	6.55%		10/15/2029	1,000,000	1,029,668
Carmax Auto Owner Trust Series 2023-3 Class C	5.61%		2/15/2029	5,000,000	5,118,712
Carmax Auto Owner Trust Series 2024-3 Class D	5.67%		1/15/2031	115,000	117,172
CarMax Auto Owner Trust Series 2025-2 Class D(a)	5.74%		10/15/2031	2,345,000	2,361,459
Consumer Portfolio Services Auto Trust Series 2025-A Class C†	5.25%		4/15/2031	3,075,000	3,101,467
CPS Auto Receivables Trust Series 2022-A Class E†	4.88%		4/16/2029	3,500,000	3,440,970
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%		10/15/2029	4,500,000	4,582,478
CPS Auto Receivables Trust Series 2023-C Class D†	6.77%		10/15/2029	2,250,000	2,308,043
Drive Auto Receivables Trust Series 2024-1 Class C	5.43%		11/17/2031	2,105,000	2,137,826
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	1,590,000	1,622,158
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%		9/16/2030	5,900,000	6,635,784
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%		8/15/2029	8,592,000	8,766,688
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%		4/16/2029	1,691,000	1,728,629
Exeter Automobile Receivables Trust Series 2023-3A Class E†	9.98%		1/15/2031	4,990,000	5,376,407
Exeter Automobile Receivables Trust Series 2023-4A Class D	6.95%		12/17/2029	1,000,000	1,027,947

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust Series 2023-5A Class C	6.85%		1/16/2029	$5,850,000	$6,003,359
Exeter Automobile Receivables Trust Series 2024-1A Class D	5.84%		6/17/2030	3,900,000	3,948,987
Exeter Automobile Receivables Trust Series 2024-2A Class E†	7.98%		10/15/2031	2,000,000	2,046,433
Exeter Automobile Receivables Trust Series 2025-2A Class D	5.89%		7/15/2031	4,025,000	4,077,690
Flagship Credit Auto Trust Series 2020-4 Class E†	3.84%		7/17/2028	1,000,000	986,926
GLS Auto Receivables Issuer Trust Series 2021-2A Class E†	2.87%		5/15/2028	6,500,000	6,379,238
GLS Auto Receivables Issuer Trust Series 2021-4A Class E†	4.43%		10/16/2028	1,000,000	970,041
GLS Auto Receivables Issuer Trust Series 2023-4A Class D†	7.18%		8/15/2029	2,193,000	2,288,512
GLS Auto Receivables Issuer Trust Series 2023-4A Class E†	9.72%		8/15/2030	3,000,000	3,249,875
GLS Auto Receivables Issuer Trust Series 2025-1A Class D†	5.61%		11/15/2030	4,290,000	4,302,742
GLS Auto Select Receivables Trust Series 2023-1A Class D†	7.93%		7/15/2030	500,000	535,330
GLS Auto Select Receivables Trust Series 2023-2A Class D†	8.22%		2/18/2031	640,000	696,307
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class D†	9.60% (30 day USD SOFR Average + 5.25%	)#	5/20/2032	2,575,662	2,616,544
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B2†	5.70% (30 day USD SOFR Average + 1.35%	)#	10/20/2032	7,354,636	7,347,683
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class C†	6.95% (30 day USD SOFR Average + 2.60%	)#	10/20/2032	2,456,139	2,449,721
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class D†	8.35% (30 day USD SOFR Average + 4.00%	)#	10/20/2032	1,889,338	1,886,612
Kinetic Advantage Master Owner Trust Series 2024-1A Class A†	6.995% (30 day USD SOFR Average + 2.65%	)#	11/15/2027	875,000	878,184
LAD Auto Receivables Trust Series 2023-1A Class D†	7.30%		6/17/2030	520,000	532,207
LAD Auto Receivables Trust Series 2023-3A Class C†	6.43%		12/15/2028	3,250,000	3,333,678
LAD Auto Receivables Trust Series 2023-3A Class D†	6.92%		12/16/2030	1,100,000	1,139,281

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
LAD Auto Receivables Trust Series 2025-1A Class B†	5.05%	5/15/2030	$2,765,000	$2,799,279
Santander Bank Auto Credit-Linked Notes Series 2021-1A Class E†	6.171%	12/15/2031	1,100,000	1,094,861
Santander Bank Auto Credit-Linked Notes Series 2022-A Class E†	12.662%	5/15/2032	2,023,992	2,086,486
Santander Bank Auto Credit-Linked Notes Series 2022-B Class G†	14.552%	8/16/2032	2,000,000	2,088,840
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%	12/15/2032	2,000,000	2,111,336
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%	8/15/2028	4,500,000	4,541,156
Santander Drive Auto Receivables Trust Series 2023-4 Class C	6.04%	12/15/2031	2,100,000	2,164,100
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%	3/15/2030	2,600,000	2,629,262
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%	5/15/2031	2,450,000	2,470,723
SBNA Auto Receivables Trust Series 2024-A Class C†	5.59%	1/15/2030	5,700,000	5,815,050
Securitized Term Auto Receivables Trust Series 2025-A Class D†	6.746%	7/25/2031	3,221,015	3,258,296
SFS Auto Receivables Securitization Trust Series 2025-1A Class B†	5.11%	2/20/2031	2,125,000	2,151,504
Tesla Auto Lease Trust Series 2024-B Class C†	5.49%	12/20/2028	4,500,000	4,518,793
U.S. Bank NA Series 2023-1 Class C†	9.785%	8/25/2032	4,541,298	4,640,945
VStrong Auto Receivables Trust Class E†	9.99%	12/16/2030	4,000,000	4,277,418
VStrong Auto Receivables Trust Series 2023-A Class D†	9.31%	2/15/2030	2,000,000	2,187,090
VStrong Auto Receivables Trust Series 2024-A Class C†	6.44%	7/15/2030	3,010,000	3,104,840
VStrong Auto Receivables Trust Series 2024-A Class D†	7.29%	7/15/2030	3,000,000	3,136,060
Westlake Automobile Receivables Trust Series 2023-3A Class D†	6.47%	3/15/2029	1,375,000	1,413,483
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%	2/15/2029	4,750,000	4,797,133
Westlake Automobile Receivables Trust Series 2024-1A Class D†	6.02%	10/15/2029	5,205,000	5,296,616
Westlake Flooring Master Trust Series 2024-1A Class B†	6.07%	2/15/2028	7,690,000	7,760,956
Total				194,062,398

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Credit Card 1.49%
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	$6,000,000	$6,060,787
Evergreen Credit Card Trust Series 2025-CRT5 Class B†	5.24%		5/15/2029	4,881,000	4,946,045
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	4,600,000	4,599,761	(b)
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	4,950,000	5,012,291
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	7,500,000	7,515,188
Total					28,134,072

Other 56.38%
1988 CLO 1 Ltd. Series 2022-1A Class AR†	5.616% (3 mo. USD Term SOFR + 1.36%	)#	10/15/2039	8,270,000	8,235,221
1988 CLO 3 Ltd. Series 2023-3A Class C†	7.506% (3 mo. USD Term SOFR + 3.25%	)#	10/15/2038	4,000,000	4,032,223
1988 CLO 4 Ltd. Series 2024-4A Class D†	8.506% (3 mo. USD Term SOFR + 4.25%	)#	4/15/2037	2,000,000	2,002,794
1988 CLO 6 Ltd. Series 2025-6A Class D1†	6.916% (3 mo. USD Term SOFR + 2.65%	)#	4/15/2038	8,500,000	8,255,668
37 Capital CLO 4 Ltd. Series 2023-2A Class ER†	9.606% (3 mo. USD Term SOFR + 5.35%	)#	4/15/2035	2,400,000	2,365,140
37 Capital CLO III Ltd. Series 2023-1A Class E†	13.286% (3 mo. USD Term SOFR + 9.03%	)#	4/15/2036	1,260,000	1,269,121
720 East CLO Ltd. Series 2022-1A Class ER†	10.17% (3 mo. USD Term SOFR + 5.90%	)#	1/20/2038	2,000,000	1,977,235
Affirm Asset Securitization Trust Series 2024-A Class 1E†	9.17%		2/15/2029	1,530,000	1,546,224
Affirm Asset Securitization Trust Series 2024-A Class E†	9.17%		2/15/2029	1,150,000	1,162,194
AGL CLO 24 Ltd. Series 2023-24A Class B†	6.932% (3 mo. USD Term SOFR + 2.65%	)#	7/25/2036	1,000,000	1,006,069
AGL CLO 25 Ltd. Series 2023-25A Class D†	9.572% (3 mo. USD Term SOFR + 5.30%	)#	7/21/2036	350,000	352,753

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
AGL CLO 26 Ltd. Series 2023-26A Class E†	12.52% (3 mo. USD Term SOFR + 8.25%	)#	10/21/2036	$650,000	$655,522
AGL CLO 28 Ltd. Series 2023-28A Class D†	9.12% (3 mo. USD Term SOFR + 4.85%	)#	1/21/2037	11,200,000	11,251,660
AGL CLO 35 Ltd. Series 2024-35A Class A1†	5.61% (3 mo. USD Term SOFR + 1.34%	)#	1/21/2038	1,500,000	1,497,141
AMMC CLO 25 Ltd. Series 2022-25A Class BR†	6.006% (3 mo. USD Term SOFR + 1.75%	)#	4/15/2035	500,000	501,025
AMMC CLO 28 Ltd. Series 2024-28A Class D1†	7.77% (3 mo. USD Term SOFR + 3.50%	)#	7/20/2037	1,750,000	1,730,106
AMMC CLO 30 Ltd. Series 2024-30A Class A1†	5.936% (3 mo. USD Term SOFR + 1.68%	)#	1/15/2037	1,050,000	1,055,038
AMMC CLO 30 Ltd. Series 2024-30A Class D†	8.756% (3 mo. USD Term SOFR + 4.50%	)#	1/15/2037	1,920,000	1,929,727
AMMC CLO 31 Ltd. Series 2025-31A Class D†	7.238% (3 mo. USD Term SOFR + 2.95%	)#	2/20/2038	3,500,000	3,388,626
AMMC CLO 31 Ltd. Series 2025-31A Class E†	9.738% (3 mo. USD Term SOFR + 5.45%	)#	2/20/2038	2,380,000	2,329,010
Apidos CLO XLVIII Ltd. Series 2024-48A Class E†	10.032% (3 mo. USD Term SOFR + 5.75%	)#	7/25/2037	150,000	147,050
ARES LV CLO Ltd. Series 2020-55A Class ER2†	10.756% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	750,000	735,590
ARES XLIII CLO Ltd. Series 2017-43A Class D1R2†	7.256% (3 mo. USD Term SOFR + 3.00%	)#	1/15/2038	3,500,000	3,486,816
ARES XXVII CLO Ltd. Series 2013-2A Class BR3†	5.933% (3 mo. USD Term SOFR + 1.65%	)#	10/28/2034	8,275,000	8,254,846
Atlantic Avenue Ltd. Series 2023-1A Class D1†	9.87% (3 mo. USD Term SOFR + 5.60%	)#	10/20/2036	9,900,000	9,978,199
Atlantic Avenue Ltd. Series 2024-2A Class D†	9.02% (3 mo. USD Term SOFR + 4.75%	)#	4/20/2037	1,000,000	1,006,178

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Atlas Senior Loan Fund XXII Ltd. Series 2023-22A Class A1†	6.25% (3 mo. USD Term SOFR + 1.98%	)#	1/20/2036	$2,000,000	$2,014,475
Atlas Senior Loan Fund XXII Ltd. Series 2023-22A Class D†	10.02% (3 mo. USD Term SOFR + 5.75%	)#	1/20/2036	5,000,000	5,053,396
Bain Capital Credit CLO Ltd. Series 2021-3A Class BR†	5.825% (3 mo. USD Term SOFR + 1.55%	)#	7/24/2034	4,500,000	4,482,920
Bain Capital Credit CLO Ltd. Series 2023-3A Class B†	6.975% (3 mo. USD Term SOFR + 2.70%	)#	7/24/2036	2,620,000	2,641,928
Bain Capital Credit CLO Ltd. Series 2023-3A Class E†	12.825% (3 mo. USD Term SOFR + 8.55%	)#	7/24/2036	500,000	507,398
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†	9.27% (3 mo. USD Term SOFR + 5.00%	)#	10/21/2036	13,170,000	13,265,268
Bain Capital Credit CLO Ltd. Series 2024-5A Class E†	10.42% (3 mo. USD Term SOFR + 6.15%	)#	10/21/2037	500,000	490,158
Balboa Bay Loan Funding Ltd. Series 2023-2A Class D†	8.77% (3 mo. USD Term SOFR + 4.50%	)#	10/20/2036	1,000,000	1,004,744
Ballyrock CLO 20 Ltd. Series 2022-20A Class DR2†	10.456% (3 mo. USD Term SOFR + 6.20%	)#	10/15/2036	500,000	498,680
Ballyrock CLO 21 Ltd. Series 2022-21A Class C1R†	7.42% (3 mo. USD Term SOFR + 3.15%	)#	10/20/2037	1,030,000	1,035,497
Ballyrock CLO 22 Ltd. Series 2024-22A Class B†	6.606% (3 mo. USD Term SOFR + 2.35%	)#	4/15/2037	2,000,000	2,009,137
Ballyrock CLO 23 Ltd. Series 2023-23A Class C†	9.482% (3 mo. USD Term SOFR + 5.20%	)#	4/25/2036	500,000	502,318
Ballyrock CLO 24 Ltd. Series 2023-24A Class C†	9.306% (3 mo. USD Term SOFR + 5.05%	)#	7/15/2036	3,250,000	3,262,665
Barings CLO Ltd. Series 2023-1A Class D†	9.472% (3 mo. USD Term SOFR + 5.20%	)#	4/20/2036	1,150,000	1,155,299
Barings CLO Ltd. Series 2024-1A Class D†	8.27% (3 mo. USD Term SOFR + 4.00%	)#	1/20/2037	2,500,000	2,513,937

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Barings CLO Ltd. Series 2025-1A Class D1†	6.885% (3 mo. USD Term SOFR + 2.60%	)#	4/20/2038	$8,000,000	$7,821,902
Barrow Hanley CLO I Ltd. Series 2023-1A Class A2R†	5.81% (3 mo. USD Term SOFR + 1.54%	)#	1/20/2038	6,200,000	6,192,626
Barrow Hanley CLO I Ltd. Series 2023-1A Class D1R†	7.37% (3 mo. USD Term SOFR + 3.10%	)#	1/20/2038	3,500,000	3,516,202
Barrow Hanley CLO II Ltd. Series 2023-2A Class ER†	9.37% (3 mo. USD Term SOFR + 5.10%	)#	10/20/2035	2,000,000	1,970,930
Barrow Hanley CLO III Ltd. Series 2024-3A Class D†	8.42% (3 mo. USD Term SOFR + 4.15%	)#	4/20/2037	1,000,000	1,006,031
Battalion CLO 18 Ltd. Series 2024-25A Class B†	6.47% (3 mo. USD Term SOFR + 2.20%	)#	3/13/2037	3,360,000	3,387,857
Battalion CLO XXVIII Ltd. Series 2025-28A Class D1†	7.373% (3 mo. USD Term SOFR + 3.05%	)#	1/20/2038	5,000,000	4,891,307
Battery Park CLO II Ltd. Series 2022-1A Class CR†	6.62% (3 mo. USD Term SOFR + 2.35%	)#	10/20/2037	1,250,000	1,250,546
Benefit Street Partners CLO Ltd. Series 2015-6BR Class BR†	5.833% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2038	6,500,000	6,481,689
Benefit Street Partners CLO X Ltd. Series 2016-10A Class A1RR†	5.741% (3 mo. USD Term SOFR + 1.47%	)#	4/20/2034	2,000,000	2,004,789
Benefit Street Partners CLO XVI Ltd. Series 2018-16A Class BR2†	5.98% (3 mo. USD Term SOFR + 1.70%	)#	1/17/2038	4,000,000	3,986,686
Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A Class AR†	5.62% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037	6,500,000	6,472,083
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class D†	8.532% (3 mo. USD Term SOFR + 4.25%	)#	1/25/2036	7,750,000	7,837,919
Benefit Street Partners CLO XXXVII Ltd. Series 2024-37A Class A†	5.698% (3 mo. USD Term SOFR + 1.35%	)#	1/25/2038	2,000,000	1,992,375
Birch Grove CLO 12 Ltd. Series 2025-12A Class B†	5.893% (3 mo. USD Term SOFR + 1.55%	)#	4/22/2038	12,000,000	11,872,443

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Birch Grove CLO 5 Ltd. Series 2023-5A Class D1R†	7.62% (3 mo. USD Term SOFR + 3.35%	)#	10/20/2037	$750,000	$752,804
Birch Grove CLO Ltd. Series 19A Class A1RR†	5.87% (3 mo. USD Term SOFR + 1.59%	)#	7/17/2037	4,570,000	4,590,907
Black Diamond CLO Ltd. Series 2024-1A Class B†	6.302% (3 mo. USD Term SOFR + 2.02%	)#	10/25/2037	8,000,000	7,974,865
Brant Point CLO Ltd. Series 2024-3A Class C†	6.872% (3 mo. USD Term SOFR + 2.55%	)#	2/20/2037	2,000,000	2,009,618
Bridge Street CLO Ltd. Series 2025-1A Class A1†	5.479% (3 mo. USD Term SOFR + 1.22%	)#	4/20/2038	10,000,000	9,905,670
Bridge Street CLO Ltd. Series 2025-1A Class E†	9.609% (3 mo. USD Term SOFR + 5.35%	)#	4/20/2038	1,500,000	1,472,074
Bryant Park Funding Ltd. Series 2023-19A Class BR†	5.893% (3 mo. USD Term SOFR + 1.60%	)#	4/15/2038	6,000,000	5,943,427
Bryant Park Funding Ltd. Series 2024-25A Class A2†	5.915% (3 mo. USD Term SOFR + 1.60%	)#	1/18/2038	3,000,000	3,004,587
Business Jet Securities LLC Series 2024-2A Class A†	5.364%		9/15/2039	1,209,262	1,202,910
Cajun Global LLC Series 2021-1 Class A2†	3.931%		11/20/2051	7,993,770	7,740,785
Canyon Capital CLO Ltd. Series 2023-1A Class E†	12.236% (3 mo. USD Term SOFR + 7.98%	)#	10/15/2036	1,000,000	1,006,710
Carlyle U.S. CLO Ltd. Series 2019-3A Class A2RR†	6.32% (3 mo. USD Term SOFR + 2.05%	)#	4/20/2037	5,000,000	5,029,552
Carlyle U.S. CLO Ltd. Series 2021-10A Class A2R†	5.84% (3 mo. USD Term SOFR + 1.57%	)#	1/20/2038	5,000,000	5,030,718
Carlyle U.S. CLO Ltd. Series 2023-2A Class C†	7.272% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2036	500,000	501,461
Carlyle U.S. CLO Ltd. Series 2023-5A Class E†	12.183% (3 mo. USD Term SOFR + 7.90%	)#	1/27/2036	2,000,000	2,014,461
Carlyle U.S. CLO Ltd. Series 2024-6A Class B†	6.157% (3 mo. USD Term SOFR + 1.70%	)#	10/25/2037	7,500,000	7,524,894

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
CarVal CLO III Ltd. Series 2019-2A Class CR2†	5.87% (3 mo. USD Term SOFR + 1.60%	)#	7/20/2032	$6,000,000	$5,920,709
Cedar Funding XIV CLO Ltd. Series 2021-14A Class AR†	5.636% (3 mo. USD Term SOFR + 1.38%	)#	10/15/2037	1,500,000	1,503,931
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	7,950,000	7,976,881
CIFC Funding Ltd. Series 2013-3RA Class A2R†	5.475% (3 mo. USD Term SOFR + 1.20%	)#	4/24/2031	5,000,000	4,973,021
CIFC Funding Ltd. Series 2019-1A Class ER†	10.02% (3 mo. USD Term SOFR + 5.75%	)#	10/20/2037	750,000	735,482
CIFC Funding Ltd. Series 2022-6A Class BR†	6.011% (3 mo. USD Term SOFR + 1.75%	)#	10/16/2038	2,000,000	1,980,218
CIFC Funding Ltd. Series 2023-3A Class C†	6.92% (3 mo. USD Term SOFR + 2.65%	)#	1/20/2037	625,000	628,318
CIFC Funding Ltd. Series 2023-3A Class D†	8.52% (3 mo. USD Term SOFR + 4.25%	)#	1/20/2037	1,000,000	1,005,568
CIFC Funding Ltd. Series 2024-3A Class A1†	5.75% (3 mo. USD Term SOFR + 1.48%	)#	7/21/2037	4,000,000	4,015,779
CIFC Funding Ltd. Series 2024-4A Class A†	5.611% (3 mo. USD Term SOFR + 1.35%	)#	10/16/2037	1,000,000	1,004,034
Clover CLO LLC Series 2018-1A Class D1RR†	7.72% (3 mo. USD Term SOFR + 3.45%	)#	4/20/2037	1,450,000	1,457,067
Columbia Cent CLO 33 Ltd. Series 2024-33A Class A1†	5.87% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2037	2,100,000	2,113,760
Columbia Cent CLO 34 Ltd. Series 2024-34A Class D1N†	7.739% (3 mo. USD Term SOFR + 3.30%	)#	1/25/2038	3,000,000	2,986,411
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	2,893,351	2,944,937
Crown City CLO V Series 2023-5A Class A1R†	5.87% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2037	5,300,000	5,282,483

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Crown City CLO V Series 2023-5A Class C1AR†	8.37% (3 mo. USD Term SOFR + 4.10%	)#	4/20/2037	$750,000	$754,524
Crown City CLO VI Series 2024-6A Class D1†	7.756% (3 mo. USD Term SOFR + 3.50%	)#	7/15/2037	1,000,000	987,410
Danby Park CLO Ltd. Series 2022-1A Class B1R†	5.97% (3 mo. USD Term SOFR + 1.70%	)#	10/21/2037	1,250,000	1,255,455
Dell Equipment Finance Trust Series 2025-1 Class D†(a)	5.64%		8/22/2031	5,310,000	5,330,282
Diameter Capital CLO 4 Ltd. Series 2022-4A Class A1R†	6.086% (3 mo. USD Term SOFR + 1.83%	)#	1/15/2037	20,000,000	20,078,103
Diameter Capital CLO 6 Ltd. Series 2024-6A Class C2†	9.256% (3 mo. USD Term SOFR + 5.00%	)#	4/15/2037	3,500,000	3,512,836
Driven Brands Funding LLC Series 2019-2A Class A2†	3.981%		10/20/2049	1,844,147	1,810,801
Driven Brands Funding LLC Series 2022-1A Class A2†	7.393%		10/20/2052	2,854,054	2,878,693
Dryden 102 CLO Ltd. Series 2023-102A Class B†	6.706% (3 mo. USD Term SOFR + 2.45%	)#	10/15/2036	775,000	780,146
Dryden 115 CLO Ltd. Series 2024-115A Class B†	6.27% (3 mo. USD Term SOFR + 2.00%	)#	4/18/2037	5,090,000	5,117,648
Dryden 83 CLO Ltd. Series 2020-83A Class B1R†	6.22% (3 mo. USD Term SOFR + 1.95%	)#	4/18/2037	3,355,000	3,376,837
Eaton Vance CLO Ltd. Series 2019-1A Class AR2†	5.766% (3 mo. USD Term SOFR + 1.51%	)#	7/15/2037	2,500,000	2,505,376
Empower CLO Ltd. Series 2022-1A Class ER†	10.17% (3 mo. USD Term SOFR + 5.90%	)#	10/20/2037	750,000	739,394
Empower CLO Ltd. Series 2023-1A Class D†	9.782% (3 mo. USD Term SOFR + 5.50%	)#	4/25/2036	1,100,000	1,100,000
Empower CLO Ltd. Series 2023-2A Class A1†	6.456% (3 mo. USD Term SOFR + 2.20%	)#	7/15/2036	1,000,000	1,003,595
Empower CLO Ltd. Series 2023-2A Class A2†	6.656% (3 mo. USD Term SOFR + 2.40%	)#	7/15/2036	6,000,000	6,039,750

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Empower CLO Ltd. Series 2023-2A Class C†	7.656% (3 mo. USD Term SOFR + 3.40%	)#	7/15/2036		$500,000	$501,524
Empower CLO Ltd. Series 2023-2A Class D†	9.656% (3 mo. USD Term SOFR + 5.40%	)#	7/15/2036		1,150,000	1,157,397
Empower CLO Ltd. Series 2023-3A Class E†	12.09% (3 mo. USD Term SOFR + 7.82%	)#	1/20/2037		1,800,000	1,813,143
Empower CLO Ltd. Series 2024-2A Class A1†	5.776% (3 mo. USD Term SOFR + 1.52%	)#	7/15/2037		1,000,000	998,428
Empower CLO Ltd. Series 2024-2A Class E†	10.306% (3 mo. USD Term SOFR + 6.05%	)#	7/15/2037		100,000	99,515
Fairstone Financial Issuance Trust I Series 2020-1A Class A†	2.509%		10/20/2039	CAD	326	236
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	1,650,000	1,193,924
Flatiron CLO 23 LLC Series 2023-1A Class E†	12.28% (3 mo. USD Term SOFR + 8.00%	)#	4/17/2036		$4,000,000	4,024,539
Foundation Finance Trust Series 2023-1A Class B†	6.27%		12/15/2043		5,326,073	5,478,189
Generate CLO 15 Ltd. Series 2024-15A Class C†	6.82% (3 mo. USD Term SOFR + 2.55%	)#	7/20/2037		4,500,000	4,520,586
Generate CLO 16 Ltd. Series 2024-16A Class E†	10.42% (3 mo. USD Term SOFR + 6.15%	)#	7/20/2037		200,000	197,879
Generate CLO 18 Ltd. Series 2024-18A Class B†	6.221% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2038		7,500,000	7,518,193
Generate CLO 20 Ltd. Series 2024-20A Class E†	9.639% (3 mo. USD Term SOFR + 5.35%	)#	1/25/2038		1,730,000	1,692,767
Generate CLO 3 Ltd. Series 3A Class E2R†	12.10% (3 mo. USD Term SOFR + 7.83%	)#	10/20/2036		700,000	688,373
Generate CLO 6 Ltd. Series 6A Class AR2†	5.672% (3 mo. USD Term SOFR + 1.40%	)#	10/22/2037		1,000,000	1,000,838
Golub Capital Partners CLO 66B Ltd. Series 2023-66A Class C†	7.582% (3 mo. USD Term SOFR + 3.30%	)#	4/25/2036		8,500,000	8,556,124

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Gracie Point International Funding LLC Series 2023-1A Class B†	7.024% (90 day USD SOFR Average + 2.60%	)#	9/1/2026	$2,000,000	$2,000,271
GREYWOLF CLO VII Ltd. Series 2018-2A Class A2†	6.43% (3 mo. USD Term SOFR + 2.16%	)#	10/20/2031	250,000	250,709
HalseyPoint CLO 3 Ltd. Series 2020-3A Class A1R†	5.76% (3 mo. USD Term SOFR + 1.48%	)#	7/30/2037	7,487,000	7,473,898
Harmony-Peace Park CLO Ltd. Series 2024-1A Class A†	5.62% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037	1,500,000	1,505,309
Harvest U.S. CLO Ltd. Series 2024-1A Class D†	8.77% (3 mo. USD Term SOFR + 4.50%	)#	4/18/2037	6,500,000	6,535,252
Hayfin U.S. XV Ltd. Series 2024-15A Class D1†	8.543% (3 mo. USD Term SOFR + 4.26%	)#	4/28/2037	1,030,000	1,029,988
HPS Loan Management Ltd. Series 2024-19A Class E†	11.256% (3 mo. USD Term SOFR + 7.00%	)#	4/15/2037	5,000,000	5,049,996
ICG U.S. CLO I Ltd. Series 2023-1A Class D†	10.10% (3 mo. USD Term SOFR + 5.83%	)#	7/18/2036	3,060,000	3,080,865
ICG U.S. CLO Ltd. Series 2022-1A Class A1†	5.812% (3 mo. USD Term SOFR + 1.54%	)#	7/20/2035	3,000,000	3,003,648
ICG U.S. CLO Ltd. Series 2024-1A Class A1†	5.856% (3 mo. USD Term SOFR + 1.60%	)#	4/15/2037	5,000,000	5,006,941
ICG U.S. CLO Ltd. Series 2024-R1A Class D1†	7.932% (3 mo. USD Term SOFR + 3.65%	)#	1/25/2038	2,250,000	2,264,584
Invesco CLO Ltd. Series 2022-3A Class A1R†	5.642% (3 mo. USD Term SOFR + 1.37%	)#	10/22/2037	1,750,000	1,741,698
Invesco U.S. CLO Ltd. Series 2024-3A Class C†	6.52% (3 mo. USD Term SOFR + 2.25%	)#	7/20/2037	2,500,000	2,508,641
Invesco U.S. CLO Ltd. Series 2024-3A Class D†	7.82% (3 mo. USD Term SOFR + 3.55%	)#	7/20/2037	750,000	754,882
Island Finance Trust Series 2025-1A Class A†	6.54%		3/19/2035	6,910,000	7,026,804

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Jamestown CLO XII Ltd. Series 2019-1A Class BR†	6.77% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2032	$1,000,000	$997,209
Katayma CLO I Ltd. Series 2023-1A Class A1†	6.27% (3 mo. USD Term SOFR + 2.00%	)#	10/20/2036	2,000,000	2,009,893
Katayma CLO II Ltd. Series 2024-2A Class D†	8.77% (3 mo. USD Term SOFR + 4.50%	)#	4/20/2037	1,500,000	1,508,152
KKR CLO 23 Ltd. Series 23 Class CR†	6.17% (3 mo. USD Term SOFR + 1.90%	)#	10/20/2031	1,250,000	1,247,024
KKR CLO 45a Ltd. Series 2024-45A Class C†	6.756% (3 mo. USD Term SOFR + 2.50%	)#	4/15/2035	900,000	902,509
KKR CLO 47 Ltd. Series 2024-47A Class E†	10.827% (3 mo. USD Term SOFR + 6.50%	)#	1/15/2038	1,250,000	1,242,351
KKR CLO 51 Ltd. Series 2024-51A Class B†	6.12% (3 mo. USD Term SOFR + 1.85%	)#	10/20/2037	2,000,000	1,992,471
KKR CLO 52 Ltd. Series 2023-52A Class E†	13.071% (3 mo. USD Term SOFR + 8.81%	)#	7/16/2036	3,500,000	3,524,845
KKR CLO 54 Ltd. Series 2024-54A Class A†	5.641% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	4,000,000	3,987,209
KKR CLO 59 Ltd. Series 2024-56A Class E†	10.756% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	250,000	246,388
KKR Financial CLO Ltd. Series 2013-1A Class A2R2†	5.706% (3 mo. USD Term SOFR + 1.45%	)#	4/15/2029	1,000,000	1,000,277
Lending Funding Trust Series 2020-2A Class D†	6.77%		4/21/2031	1,000,000	975,945
Long Point Park CLO Ltd. Series 2017-1A Class A2†	5.916% (3 mo. USD Term SOFR + 1.64%	)#	1/17/2030	1,000,000	998,543
Madison Park Funding LVIII Ltd. Series 2024-58A Class D†	7.932% (3 mo. USD Term SOFR + 3.65%	)#	4/25/2037	4,360,000	4,378,678
Madison Park Funding LXI Ltd. Series 2023-61A Class B†	6.67% (3 mo. USD Term SOFR + 2.40%	)#	1/20/2037	3,300,000	3,320,196

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Madison Park Funding LXVII Ltd. Series 2024-67A Class A2†	5.987% (3 mo. USD Term SOFR + 1.71%	)#	4/25/2037	$3,000,000	$3,006,003
Madison Park Funding LXVIII Ltd. Series 2024-68A Class A2†	5.801% (3 mo. USD Term SOFR + 1.50%	)#	1/20/2038	10,000,000	9,967,626
Madison Park Funding XLII Ltd. Series 13A Class AR†	5.429% (3 mo. USD Term SOFR + 1.15%	)#	11/21/2030	641,229	641,806
Madison Park Funding XLII Ltd. Series 13A Class B†	6.041% (3 mo. USD Term SOFR + 1.76%	)#	11/21/2030	600,000	599,400
Magnetite XXXV Ltd. Series 2022-35A Class DR†	8.282% (3 mo. USD Term SOFR + 4.00%	)#	10/25/2036	250,000	251,374
Mariner Finance Issuance Trust Series 2021-AA Class B†	2.33%		3/20/2036	5,660,000	5,362,003
Mariner Finance Issuance Trust Series 2024-AA Class E†	9.02%		9/22/2036	2,200,000	2,278,006
Mountain View CLO LLC Series 2016-1A Class CR2†	6.592% (3 mo. USD Term SOFR + 2.35%	)#	4/14/2033	3,250,000	3,255,130
Neuberger Berman CLO XXII Ltd. Series 2016-22A Class CR2†	6.73% (3 mo. USD Term SOFR + 2.45%	)#	4/15/2038	2,000,000	2,007,877
Neuberger Berman Loan Advisers CLO 28 Ltd. Series 2018-28A Class ER†	11.22% (3 mo. USD Term SOFR + 6.95%	)#	10/20/2038	2,000,000	1,962,361
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A Class CR†	6.02% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2037	4,000,000	3,941,381
New Mountain CLO 2 Ltd. Series CLO-2A Class A1R†	5.616% (3 mo. USD Term SOFR + 1.36%	)#	1/15/2038	4,500,000	4,488,212
New Mountain CLO 7 Ltd. Series CLO-7A Class A1†	5.484% (3 mo. USD Term SOFR + 1.20%	)#	3/31/2038	15,000,000	14,859,094
NGC CLO 2 Ltd. Series 2025-2A Class C1†	6.474% (3 mo. USD Term SOFR + 2.20%	)#	4/20/2038	7,000,000	7,027,599
NGC CLO 2 Ltd. Series 2025-2A Class D1†	7.824% (3 mo. USD Term SOFR + 3.55%	)#	4/20/2038	3,000,000	3,021,984

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Oaktree CLO Ltd. Series 2021-2A Class D2R†	7.756% (3 mo. USD Term SOFR + 3.50%	)#	1/15/2035	$2,000,000	$1,967,272
Oaktree CLO Ltd. Series 2022-2A Class A2R2†	5.826% (3 mo. USD Term SOFR + 1.57%	)#	10/15/2037	6,000,000	6,012,320
Oaktree CLO Ltd. Series 2022-3A Class ER†	10.756% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	2,500,000	2,487,594
Oaktree CLO Ltd. Series 2023-2A Class E†	12.922% (3 mo. USD Term SOFR + 8.65%	)#	7/20/2036	7,000,000	7,051,135
Ocean Trails CLO XV Ltd. Series 2024-15A Class C†	7.106% (3 mo. USD Term SOFR + 2.85%	)#	1/15/2037	5,000,000	5,034,741
Ocean Trails CLO XV Ltd. Series 2024-15A Class D1†	8.956% (3 mo. USD Term SOFR + 4.70%	)#	1/15/2037	7,500,000	7,541,432
OCP CLO Ltd. Series 2019-17A Class BR2†	6.02% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2037	1,250,000	1,237,864
OCP CLO Ltd. Series 2024-32A Class E†	11.039% (3 mo. USD Term SOFR + 6.76%	)#	4/23/2037	5,000,000	4,911,607
Octagon Investment Partners 42 Ltd. Series 2019-3A Class BRR†	6.056% (3 mo. USD Term SOFR + 1.80%	)#	7/15/2037	6,000,000	5,960,590
OFSI BSL XV CLO Ltd. Series 2025-15A Class D1†	8.032% (3 mo. USD Term SOFR + 3.75%	)#	3/31/2038	7,500,000	7,470,049
OHA Credit Funding 16 Ltd. Series 2023-16A Class C†	6.92% (3 mo. USD Term SOFR + 2.65%	)#	10/20/2036	250,000	251,150
OHA Credit Funding 16 Ltd. Series 2023-16A Class D†	8.27% (3 mo. USD Term SOFR + 4.00%	)#	10/20/2036	1,000,000	1,005,464
OHA Credit Funding 17 Ltd. Series 2024-17A Class C†	6.57% (3 mo. USD Term SOFR + 2.30%	)#	4/20/2037	500,000	500,120
OHA Credit Funding 18 Ltd. Series 2024-18A Class D1†	7.72% (3 mo. USD Term SOFR + 3.45%	)#	4/20/2037	350,000	351,309
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	1,931,372	1,956,624

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Palmer Square CLO Ltd. Series 2020-3A Class A1R2†	5.973% (3 mo. USD Term SOFR + 1.65%	)#	11/15/2036	$3,420,000	$3,423,442
Palmer Square CLO Ltd. Series 2022-5A Class A1R†	5.62% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037	1,500,000	1,503,833
Palmer Square CLO Ltd. Series 2023-2A Class D†	9.272% (3 mo. USD Term SOFR + 5.00%	)#	4/20/2036	280,000	281,030
Park Blue CLO Ltd. Series 2022-1A Class A1R†	5.69% (3 mo. USD Term SOFR + 1.42%	)#	10/20/2037	9,050,000	9,032,879
Park Blue CLO Ltd. Series 2022-2A Class A1R†	5.69% (3 mo. USD Term SOFR + 1.42%	)#	7/20/2037	8,720,000	8,711,280
Park Blue CLO Ltd. Series 2023-3A Class E†	12.072% (3 mo. USD Term SOFR + 7.80%	)#	4/20/2036	5,100,000	5,026,808
Park Blue CLO Ltd. Series 2023-4A Class B†	6.982% (3 mo. USD Term SOFR + 2.70%	)#	1/25/2037	4,000,000	4,040,046
Park Blue CLO Ltd. Series 2024-5A Class A1†	5.762% (3 mo. USD Term SOFR + 1.48%	)#	7/25/2037	6,015,000	6,014,381
Park Blue CLO Ltd. Series 2024-6A Class A1†	5.641% (3 mo. USD Term SOFR + 1.34%	)#	1/25/2038	6,020,000	5,995,262
Park Blue CLO Ltd. Series 2025-7A Class A1†	5.466% (3 mo. USD Term SOFR + 1.22%	)#	4/25/2038	20,000,000	19,825,722
Pikes Peak CLO 3 Series 2019-3A Class ARR†	5.743% (3 mo. USD Term SOFR + 1.46%	)#	10/25/2034	1,900,000	1,903,752
Pikes Peak CLO 6 Series 2020-6A Class DRR†	6.823% (3 mo. USD Term SOFR + 2.50%	)#	5/18/2034	6,250,000	6,142,061
Post CLO Ltd. Series 2021-1A Class BR†	5.856% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	10,000,000	9,965,303
Post CLO Ltd. Series 2023-1A Class B1†	6.772% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2036	250,000	251,184
Post CLO Ltd. Series 2024-1A Class B†	6.37% (3 mo. USD Term SOFR + 2.10%	)#	4/20/2037	5,000,000	5,013,614

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Post CLO Ltd. Series 2024-1A Class C†	6.77% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2037	$5,000,000	$5,013,481
Post CLO VI Ltd. Series 2024-2A Class C†	6.556% (3 mo. USD Term SOFR + 2.10%	)#	1/20/2038	6,750,000	6,745,929
Post Road Equipment Finance LLC Series 2025-1A Class E†	7.08%		5/17/2032	3,350,000	3,403,955
PPM CLO 6-R Ltd. Series 2022-6RA Class BR†	7.022% (3 mo. USD Term SOFR + 2.75%	)#	1/20/2037	5,000,000	5,021,021
Rad CLO 16 Ltd. Series 2022-16A Class A1R†	5.806% (3 mo. USD Term SOFR + 1.55%	)#	7/15/2037	5,000,000	5,022,055
Rad CLO 17 Ltd. Series 2022-17A Class BR†	6.02% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2038	1,500,000	1,506,688
Rad CLO 20 Ltd. Series 2023-20A Class D†	9.272% (3 mo. USD Term SOFR + 5.00%	)#	7/20/2036	250,000	250,920
Rad CLO 22 Ltd. Series 2023-22A Class A1†	6.10% (3 mo. USD Term SOFR + 1.83%	)#	1/20/2037	4,610,000	4,623,973
Rad CLO 25 Ltd. Series 2024-25A Class A1†	5.73% (3 mo. USD Term SOFR + 1.46%	)#	7/20/2037	13,000,000	13,059,672
Rad CLO 25 Ltd.Series 2024-25A Class B†	6.07% (3 mo. USD Term SOFR + 1.80%	)#	7/20/2037	3,660,000	3,673,097
RAD CLO 27 Ltd. Series 2024-27A Class A1†	5.611% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	1,460,000	1,455,512
RAD CLO 28 Ltd. Series 2024-28A Class D1†	7.063% (3 mo. USD Term SOFR + 2.80%	)#	4/20/2038	3,780,000	3,737,234
Rad CLO 7 Ltd. Series 2020-7A Class A1R†	5.63% (3 mo. USD Term SOFR + 1.35%	)#	4/17/2036	1,000,000	999,474
Reach ABS Trust Series 2025-1A Class A†	4.96%		8/16/2032	1,042,165	1,041,971
Regatta XXI Funding Ltd. Series 2021-3A Class BR†	6.006% (3 mo. USD Term SOFR + 1.75%	)#	10/15/2037	1,500,000	1,507,249

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Regatta XXV Funding Ltd. Series 2023-1A Class C†	7.306% (3 mo. USD Term SOFR + 3.05%	)#	7/15/2036	$250,000	$251,264
Regional Management Issuance Trust Series 2022-1 Class C†	4.46%		3/15/2032	1,334,000	1,302,487
Regional Management Issuance Trust Series 2022-1 Class D†	6.72%		3/15/2032	4,575,000	4,465,139
Rockford Tower CLO Ltd. Series 2021-3A Class CBR†	6.456% (3 mo. USD Term SOFR + 2.20%	)#	1/15/2038	2,250,000	2,242,313
Rockford Tower CLO Ltd. Series 2024-1A Class E†	11.75% (3 mo. USD Term SOFR + 7.48%	)#	4/20/2037	2,500,000	2,506,476
Rockford Tower CLO Ltd. Series 2025-1A Class E†	9.857% (3 mo. USD Term SOFR + 5.60%	)#	3/31/2038	2,570,000	2,511,727
RR 26 Ltd. Series 2023-26A Class A1R†	5.376% (3 mo. USD Term SOFR + 1.12%	)#	4/15/2038	20,000,000	19,874,496
RR 34 Ltd. Series 2024-34RA Class DR†	9.756% (3 mo. USD Term SOFR + 5.50%	)#	10/15/2039	1,000,000	994,644
RR 35 Ltd. Series 2024-35A Class A2†	6.002% (3 mo. USD Term SOFR + 1.70%	)#	1/15/2040	5,000,000	4,984,669
RR 5 Ltd. Series 2018-5A Class A1R†	5.756% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2039	1,000,000	1,003,418
RR 5 Ltd. Series 2018-5A Class A2R†	6.206% (3 mo. USD Term SOFR + 1.95%	)#	7/15/2039	2,000,000	2,004,521
RR 8 Ltd. Series 2020-8A Class A1R†	5.606% (3 mo. USD Term SOFR + 1.35%	)#	7/15/2037	1,000,000	999,009
Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A Class D2†	8.314% (3 mo. USD Term SOFR + 4.00%	)#	1/30/2038	5,625,000	5,492,114
Sandstone Peak II Ltd. Series 2023-1A Class D†	10.292% (3 mo. USD Term SOFR + 6.02%	)#	7/20/2036	5,000,000	5,030,408
Sandstone Peak III Ltd. Series 2024-1A Class A1†	5.912% (3 mo. USD Term SOFR + 1.63%	)#	4/25/2037	3,500,000	3,502,182
Sandstone Peak Ltd. Series 2021-1A Class B1R†	6.086% (3 mo. USD Term SOFR + 1.83%	)#	10/15/2034	1,250,000	1,246,254

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class C†	8.272% (3 mo. USD Term SOFR + 4.00%	)#	10/20/2033	$5,000,000	$5,004,335
SCF Equipment Trust LLC Series 2025-1A Class E†	6.75%		11/20/2035	3,200,000	3,272,641
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	4,961,565	4,870,563
Sierra Timeshare Receivables Funding LLC Series 2024-3A Class D†	6.93%		8/20/2041	2,586,043	2,547,011
Signal Peak CLO 5 Ltd. Series 2018-5A Class A1R†	5.832% (3 mo. USD Term SOFR + 1.55%	)#	4/25/2037	4,600,000	4,604,596
Silver Point CLO 1 Ltd. Series 2022-1A Class A1R†	5.59% (3 mo. USD Term SOFR + 1.32%	)#	1/20/2038	4,000,000	3,986,704
Silver Point CLO 1 Ltd. Series 2022-1A Class D1R†	7.17% (3 mo. USD Term SOFR + 2.90%	)#	1/20/2038	1,500,000	1,464,730
Silver Point CLO 4 Ltd. Series 2024-4A Class A1†	5.886% (3 mo. USD Term SOFR + 1.63%	)#	4/15/2037	20,000,000	20,014,739
Silver Point CLO 6 Ltd. Series 2024-6A Class C†	6.306% (3 mo. USD Term SOFR + 2.05%	)#	10/15/2037	1,000,000	990,679
Silver Point CLO 6 Ltd. Series 2024-6A Class E†	10.556% (3 mo. USD Term SOFR + 6.30%	)#	10/15/2037	750,000	746,247
Silver Point CLO 7 Ltd. Series 2024-7A Class A1†	5.645% (3 mo. USD Term SOFR + 1.36%	)#	1/15/2038	5,000,000	4,965,662
Silver Point CLO 8 Ltd. Series 2025-8A Class A1†	5.432% (3 mo. USD Term SOFR + 1.21%	)#	4/15/2038	5,750,000	5,694,399
Silver Point CLO 8 Ltd. Series 2025-8A Class A2†	5.672% (3 mo. USD Term SOFR + 1.45%	)#	4/15/2038	10,000,000	9,950,644
Sixth Street CLO XV Ltd. Series 2020-15A Class AR†	5.645% (3 mo. USD Term SOFR + 1.37%	)#	10/24/2037	1,500,000	1,503,840
Sixth Street CLO XVI Ltd. Series 2020-16A Class DR†	8.92% (3 mo. USD Term SOFR + 4.65%	)#	1/20/2037	3,000,000	3,028,025
Sixth Street CLO XVI Ltd. Series 2020-16A Class ER†	11.69% (3 mo. USD Term SOFR + 7.42%	)#	1/20/2037	5,000,000	4,927,127

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Sixth Street CLO XXI Ltd. Series 2022-21A Class AR†	5.64% (3 mo. USD Term SOFR + 1.37%	)#	10/21/2037	$1,500,000	$1,499,737
Sixth Street CLO XXII Ltd. Series 2023-22A Class BR†	5.82% (3 mo. USD Term SOFR + 1.55%	)#	4/21/2038	10,000,000	9,908,821
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	5.805% (3 mo. USD Term SOFR + 1.50%	)#	12/22/2031	5,000,000	5,000,826
Steele Creek CLO Ltd. Series 2022-1A Class C2R†	7.256% (3 mo. USD Term SOFR + 3.00%	)#	4/15/2038	7,000,000	7,023,177
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	5,013,472	5,041,946
Sycamore Tree CLO Ltd. Series 2021-1A Class AR†	5.66% (3 mo. USD Term SOFR + 1.39%	)#	1/20/2038	5,550,000	5,544,982
Sycamore Tree CLO Ltd. Series 2023-2A Class BR†	6.62% (3 mo. USD Term SOFR + 2.35%	)#	1/20/2037	3,000,000	3,022,175
Sycamore Tree CLO Ltd. Series 2023-2A Class ER†	11.95% (3 mo. USD Term SOFR + 7.68%	)#	1/20/2037	2,375,000	2,385,118
Sycamore Tree CLO Ltd. Series 2023-3A Class BR†	6.42% (3 mo. USD Term SOFR + 2.15%	)#	4/20/2037	4,400,000	4,435,457
Sycamore Tree CLO Ltd. Series 2023-3A Class D1R†	8.52% (3 mo. USD Term SOFR + 4.25%	)#	4/20/2037	5,750,000	5,784,659
Sycamore Tree CLO Ltd. Series 2023-4A Class D†	9.82% (3 mo. USD Term SOFR + 5.55%	)#	10/20/2036	5,500,000	5,541,516
Sycamore Tree CLO Ltd. Series 2024-5A Class D1†	8.52% (3 mo. USD Term SOFR + 4.25%	)#	4/20/2036	1,010,000	1,014,387
Sycamore Tree CLO Ltd. Series 2025-6A Class A1†	5.482% (3 mo. USD Term SOFR + 1.20%	)#	4/20/2038	15,000,000	14,845,972
Sycamore Tree CLO Ltd. Series 2025-6A Class B†	5.882% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2038	2,550,000	2,511,671
Tikehau U.S. CLO VII Ltd. Series 2025-1A Class C†	6.272% (3 mo. USD Term SOFR + 2.00%	)#	2/25/2038	4,000,000	3,937,818

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Tikehau U.S. CLO VII Ltd. Series 2025-1A Class D1†	7.372% (3 mo. USD Term SOFR + 3.10%	)#	2/25/2038	$5,000,000	$4,921,729
Trestles CLO V Ltd. Series 2021-5A Class CR†	6.522% (3 mo. USD Term SOFR + 2.25%	)#	10/20/2034	8,000,000	7,931,644
Trinitas CLO XVIII Ltd. Series 2021-18A Class A1†	5.701% (3 mo. USD Term SOFR + 1.43%	)#	1/20/2035	3,000,000	2,997,028
Trinitas CLO XX Ltd. Series 2022-20A Class D1R†	7.27% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2035	5,000,000	4,895,009
Trinitas CLO XXIII Ltd. Series 2023-23A Class D†	9.62% (3 mo. USD Term SOFR + 5.35%	)#	10/20/2036	1,000,000	1,006,139
Trinitas CLO XXIV Ltd. Series 2024-24A Class C†	7.032% (3 mo. USD Term SOFR + 2.75%	)#	4/25/2037	9,450,000	9,533,444
Trinitas CLO XXIV Ltd. Series 2024-24A Class D1†	8.382% (3 mo. USD Term SOFR + 4.10%	)#	4/25/2037	1,240,000	1,247,513
Trinitas CLO XXIX Ltd. Series 2024-29A Class A1†	5.769% (3 mo. USD Term SOFR + 1.49%	)#	7/23/2037	3,240,000	3,232,695
Trinitas CLO XXIX Ltd. Series 2024-29A Class E†	10.779% (3 mo. USD Term SOFR + 6.50%	)#	7/23/2037	6,250,000	6,220,974
Trinitas CLO XXVIII Ltd. Series 2024-28A Class B†	6.382% (3 mo. USD Term SOFR + 2.10%	)#	4/25/2037	1,000,000	1,007,177
Venture 48 CLO Ltd. Series 2023-48A Class B1†	7.02% (3 mo. USD Term SOFR + 2.75%	)#	10/20/2036	9,000,000	9,032,554
Voya CLO Ltd. Series 2016-3A Class A3R2†	5.97% (3 mo. USD Term SOFR + 1.70%	)#	10/18/2031	630,000	625,929
Voya CLO Ltd. Series 2023-1A Class C†	7.12% (3 mo. USD Term SOFR + 2.85%	)#	1/20/2037	4,730,000	4,762,725
Voya CLO Ltd. Series 2024-1A Class E†	10.906% (3 mo. USD Term SOFR + 6.65%	)#	4/15/2037	6,000,000	5,974,427
Voya CLO Ltd. Series 2024-7A Class C†	6.136% (3 mo. USD Term SOFR + 1.85%	)#	1/20/2038	1,500,000	1,476,988

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Warwick Capital CLO 1 Ltd. Series 2023-1A Class A†	6.37% (3 mo. USD Term SOFR + 2.10%	)#	10/20/2036	$5,000,000	$5,019,684
Warwick Capital CLO 1 Ltd. Series 2023-1A Class D†	9.87% (3 mo. USD Term SOFR + 5.60%	)#	10/20/2036	4,000,000	4,027,353
Warwick Capital CLO 3 Ltd. Series 2024-3A Class D†	8.77% (3 mo. USD Term SOFR + 4.50%	)#	4/20/2037	1,610,000	1,618,748
Warwick Capital CLO 5 Ltd. Series 2024-5A Class A2†	5.915% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038	3,000,000	3,004,550
Wellfleet CLO Ltd. Series 2021-2A Class A1†	5.718% (3 mo. USD Term SOFR + 1.46%	)#	7/15/2034	3,000,000	3,002,256
Wellington Management CLO 1 Ltd. Series 2023-1A Class B†	6.72% (3 mo. USD Term SOFR + 2.45%	)#	10/20/2036	4,535,000	4,565,526
Wellington Management CLO 2 Ltd. Series 2024-2A Class A†	5.82% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2037	3,300,000	3,295,249
Wind River CLO Ltd. Series 2024-1A Class A†	5.87% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2037	18,000,000	18,119,662
Wise CLO Ltd. Series 2025-2A Class C†	6.58% (3 mo. USD Term SOFR + 2.30%	)#	4/20/2038	7,000,000	6,944,978
Zais CLO 15 Ltd. Series 2020-15A Class A1RR†	5.773% (3 mo. USD Term SOFR + 1.49%	)#	7/28/2037	4,050,000	4,071,500
Total					1,068,404,865

Student Loan 0.09%
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1 Class A†	5.804% (30 day USD SOFR Average + 1.45%	)#	6/25/2047	1,752,781	1,744,932
Total Asset-Backed Securities (cost $1,299,473,331)					1,292,346,267

CORPORATE BONDS 8.88%

Auto Manufacturers 1.67%
BMW U.S. Capital LLC†	5.152% (SOFR + 0.78%	)#	3/19/2027	3,503,000	3,496,276
BMW U.S. Capital LLC†	5.161% (SOFR + 0.80%	)#	8/13/2026	409,000	409,587
Ford Motor Credit Co. LLC	5.81% (SOFR + 1.45%	)#	11/5/2026	4,993,000	4,904,793

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC	6.402% (SOFR + 2.03%	)#	3/20/2028	$3,000,000	$2,944,439
General Motors Financial Co., Inc.	5.426% (SOFR + 1.05%	)#	7/15/2027	2,473,000	2,431,162
General Motors Financial Co., Inc.	5.667% (SOFR + 1.29%	)#	1/7/2030	6,000,000	5,785,896
Hyundai Capital America†	5.414% (SOFR + 1.04%	)#	6/24/2027	2,700,000	2,685,956
Hyundai Capital America†	5.727% (SOFR + 1.35%	)#	3/27/2030	9,000,000	8,917,098
Total					31,575,207

Banks 3.67%
ABN AMRO Bank NV (Netherlands)†(c)	6.151% (SOFR + 1.78%	)#	9/18/2027	700,000	706,830
Bank of Montreal (Canada)(c)	5.248% (SOFR + 0.88%	)#	9/10/2027	1,000,000	999,435
Bank of Nova Scotia (Canada)(c)	5.464% (SOFR + 1.08%	)#	8/1/2029	1,570,000	1,566,686
BPCE SA (France)†(c)	6.358% (SOFR + 1.98%	)#	10/19/2027	250,000	253,635
Canadian Imperial Bank of Commerce (Canada)(c)	5.299% (SOFR + 0.93%	)#	9/11/2027	938,000	936,421
Citigroup, Inc.	5.133% (3 mo. USD Term SOFR + 0.81%	)#	8/25/2036	1,300,000	1,147,475
First Citizens BancShares, Inc.	6.764% (3 mo. USD Term SOFR + 2.47%	)#	3/15/2030	1,500,000	1,501,566
Goldman Sachs Group, Inc.	5.462% (SOFR + 1.08%	)#	1/28/2031	5,000,000	4,966,201
Goldman Sachs Group, Inc.	5.67% (SOFR + 1.29%	)#	4/23/2028	3,877,000	3,891,906
Goldman Sachs Group, Inc.	6.219% (SOFR + 1.85%	)#	3/15/2028	1,633,000	1,655,608
HSBC Holdings PLC (United Kingdom)(c)	5.397% (SOFR + 1.03%	)#	3/3/2029	5,000,000	4,967,749
Huntington National Bank	5.096% (SOFR + 0.72%	)#	4/12/2028	3,777,000	3,762,107
JPMorgan Chase & Co.	5.18% (SOFR + 0.80%	)#	1/24/2029	5,000,000	4,997,561
JPMorgan Chase & Co.	5.308% (SOFR + 0.93%	)#	7/22/2028	1,967,000	1,966,685

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Lloyds Banking Group PLC (United Kingdom)(c)	5.424% (SOFR + 1.06%	)#	11/26/2028	$5,000,000	$4,990,293
Morgan Stanley	5.757% (SOFR + 1.38%	)#	4/12/2029	6,000,000	6,040,199
Morgan Stanley Bank NA	5.231% (SOFR + 0.87%	)#	5/26/2028	800,000	798,846
National Australia Bank Ltd. (Australia)†(c)	4.982% (SOFR + 0.60%	)#	10/26/2027	781,000	777,474
NatWest Group PLC (United Kingdom)(c)	5.661% (SOFR + 1.30%	)#	11/15/2028	200,000	200,416
NatWest Markets PLC (United Kingdom)†(c)	5.323% (SOFR + 0.95%	)#	3/21/2028	3,959,000	3,951,835
NatWest Markets PLC (United Kingdom)†(c)(d)	5.504% (SOFR + 1.14%	)#	5/17/2029	5,528,000	5,514,820
Societe Generale SA (France)†(c)	5.463% (SOFR + 1.10%	)#	2/19/2027	710,000	707,573
Swedbank AB (Sweden)†(c)	5.393% (SOFR + 1.03%	)#	11/20/2029	1,824,000	1,836,424
Toronto-Dominion Bank (Canada)(c)	5.204% (SOFR + 0.82%	)#	1/31/2028	2,413,000	2,406,020
Toronto-Dominion Bank (Canada)(c)	5.40% (SOFR + 1.03%	)#	12/17/2029	4,000,000	3,974,376
Wells Fargo & Co.	5.75% (SOFR + 1.37%	)#	4/23/2029	5,000,000	5,035,069
Total					69,553,210

Diversified Financial Services 0.64%
American Express Co.	5.404% (SOFR + 1.02%	)#	1/30/2031	6,000,000	5,967,550
American Express Co.	5.641% (SOFR + 1.26%	)#	4/25/2029	6,000,000	6,031,749
Total					11,999,299

Electric 0.04%
Pacific Gas & Electric Co.	5.319% (SOFR + 0.95%	)#	9/4/2025	818,000	817,474

Health Care-Services 0.06%
HCA, Inc.	5.239% (SOFR + 0.87%	)#	3/1/2028	1,134,000	1,131,978

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance 0.38%
Athene Global Funding†	5.207% (SOFR + 0.83%	)#	1/7/2027	$3,000,000	$2,994,025
Corebridge Global Funding†	5.127% (SOFR + 0.75%	)#	1/7/2028	2,071,000	2,059,389
Jackson National Life Global Funding†	5.346% (SOFR + 0.97%	)#	1/14/2028	2,161,000	2,172,733
Total					7,226,147

Mining 0.30%
Glencore Funding LLC†	5.127% (SOFR + 0.75%	)#	10/1/2026	2,064,000	2,062,297
Glencore Funding LLC†	5.437% (SOFR + 1.06%	)#	4/4/2027	1,737,000	1,745,288
Rio Tinto Finance USA PLC (United Kingdom)(c)	5.209% (SOFR + 0.84%	)#	3/14/2028	1,844,000	1,846,588
Total					5,654,173

Multi-National 1.82%
European Bank for Reconstruction & Development (United Kingdom)(c)	4.693% (SOFR + 0.33%	)#	2/20/2028	14,000,000	14,013,498
Inter-American Development Bank	4.727% (SOFR + 0.35%	)#	10/5/2028	20,488,000	20,514,583
Total					34,528,081

Software 0.30%
Oracle Corp.	5.122% (SOFR + 0.76%	)#	8/3/2028	5,688,000	5,700,082
Total Corporate Bonds (cost $168,604,780)					168,185,651

FLOATING RATE LOANS(e) 8.20%

Aerospace/Defense 0.26%
TransDigm, Inc. 2023 Term Loan J	–	(f)	2/28/2031	5,000,000	4,956,475

Building Materials 0.30%
Quikrete Holdings, Inc. 2025 Term Loan B	6.572% (1 mo. USD Term SOFR + 2.25%	)	2/10/2032	5,833,333	5,726,263

Commercial Services 0.61%
First Advantage Holdings LLC 2024 Term Loan B	7.572% (1 mo. USD Term SOFR + 3.25%	)	10/31/2031	4,990,000	4,961,931
Garda World Security Corp. 2025 Term Loan B (Canada)(c)	7.292% (1 mo. USD Term SOFR + 3.00%	)	2/1/2029	5,000,000	4,965,000

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Trans Union LLC 2024 Term Loan B9	6.072% (1 mo. USD Term SOFR + 1.75%	)	6/24/2031	$1,539,000	$1,532,560
Total					11,459,491

Diversified Financial Services 1.71%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.07% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	7,682,745	7,661,963
Citadel Securities LP 2024 First Lien Term Loan	6.322% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	180,548	180,516
Citadel Securities LP 2024 Term Loan B	6.322% (1 mo. USD Term SOFR + 2.00%	)	7/29/2030	99,499	99,482
Corpay Technologies Operating Co. LLC Term Loan B5	6.072% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	2,720,182	2,715,313
DRW Holdings LLC 2024 Term Loan B	7.822% (1 mo. USD Term SOFR + 3.50%	)	6/26/2031	3,456,000	3,456,726
Guggenheim Partners LLC 2024 Term Loan B	6.799% (3 mo. USD Term SOFR + 2.50%	)	11/26/2031	5,905,200	5,907,651
Hudson River Trading LLC 2024 Term Loan B	7.292% (1 mo. USD Term SOFR + 3.00%	)	3/18/2030	4,384,774	4,384,379
Jane Street Group LLC 2024 Term Loan B1	6.313% (3 mo. USD Term SOFR + 2.00%	)	12/15/2031	5,905,299	5,832,339
Jump Financial LLC 2025 Term Loan B	8.549% (3 mo. USD Term SOFR + 4.25%	)	2/26/2032	2,220,000	2,217,225
Total					32,455,594

Diversified Manufacturing Operations 0.45%
First Eagle Investment Management LLC 2024 Term Loan B2	7.299% (3 mo. USD Term SOFR + 3.00%	)	3/5/2029	8,483,766	8,472,567

Electric 1.32%
Calpine Corp. 2024 Term Loan B5	6.072% (1 mo. USD Term SOFR + 1.75%	)	2/15/2032	6,600,000	6,579,804
NRG Energy, Inc. 2024 Term Loan	6.03% (3 mo. USD Term SOFR + 1.75%	)	4/16/2031	6,125,178	6,121,350
Talen Energy Supply LLC 2024 Incremental Term Loan	–	(f)	12/15/2031	5,000,000	4,992,425

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Electric (continued)
Vistra Operations Co. LLC 1st Lien Term Loan B3	6.072% (1 mo. USD Term SOFR + 1.75%	)	12/20/2030		$7,220,447	$7,204,417
Total						24,897,996

Entertainment 0.54%
Caesars Entertainment, Inc. Term Loan B	–	(f)	2/6/2030		4,000,000	3,954,000
Flutter Financing BV 2024 Term Loan B (Netherlands)(c)	6.049% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030		6,230,914	6,151,097
GVC Holdings Ltd. 2024 EUR Term Loan B	5.619% (3 mo. EURIBOR + 3.25%	)	6/30/2028	EUR	73,000	82,945
Total						10,188,042

Environmental Control 0.15%
Covanta Holding Corp. 2024 1st Lien Term Loan B	–	(f)	11/30/2028		$2,693,811	2,687,076
Covanta Holding Corp. 2024 Incremental Term Loan C	–	(f)	11/30/2028		148,189	147,819
Total						2,834,895

Food Service 0.02%
Aramark Services, Inc. 2024 Term Loan B8	6.322% (1 mo. USD Term SOFR + 2.00%	)	6/22/2030		407,838	408,474

Home Furnishings 0.03%
Tempur Sealy International, Inc. 2024 Term Loan B	6.78% (1 mo. USD Term SOFR + 2.50%	)	10/24/2031		611,468	611,009

Household Products 0.25%
Reynolds Consumer Products LLC 2025 Term Loan B	6.072% (1 mo. USD Term SOFR + 1.75%	)	3/4/2032		4,761,905	4,782,738

Insurance 0.75%
AmWINS Group, Inc. 2025 Term Loan B	6.572% (1 mo. USD Term SOFR + 2.25%	)	1/30/2032		2,942,625	2,931,369
Aon Corp. Term Loan A	5.42% (1 mo. USD Term SOFR + 1.00%	)	6/15/2027		489,280	488,363
Asurion LLC 2020 Term Loan B8	7.686% (1 mo. USD Term SOFR + 3.25%	)	12/23/2026		2,525,379	2,509,191
Asurion LLC 2021 Term Loan B9	7.686% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027		4,334,712	4,247,432
HUB International Ltd. 2025 Term Loan B	–	(f)	6/20/2030		3,990,000	3,969,013
Total						14,145,368

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Media 0.04%
Charter Communications Operating LLC 2024 Term Loan B5	6.548% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	$804,982	$803,123

Mining & Metals 0.26%
Novelis Corp. 2025 Term Loan B	6.292% (3 mo. USD Term SOFR + 2.00%	)	3/11/2032	5,000,000	4,996,100

Oil & Gas 0.28%
Hilcorp Energy I LP Term Loan B	6.321% (1 mo. USD Term SOFR + 2.00%	)	2/11/2030	948,900	937,039
Pasadena Performance Products LLC Term Loan B	7.813% (3 mo. USD Term SOFR + 3.50%	)	2/27/2032	4,418,182	4,409,897
Total					5,346,936

Real Estate Investment Trusts 0.05%
Host Hotels & Resorts LP 2023 Term Loan A2	5.322% (1 mo. USD Term SOFR + 0.90%	)	1/4/2028	917,000	907,257

Retail 0.35%
Great Outdoors Group LLC 2025 Term Loan B	7.572% (1 mo. USD Term SOFR + 3.25%	)	1/23/2032	3,532,160	3,462,400
Murphy USA, Inc. Term Loan B	6.071% (1 mo. USD Term SOFR + 1.75%	)	1/31/2028	3,205,000	3,223,028
Total					6,685,428

Semiconductors 0.42%
Broadcom, Inc. Term Loan A5	5.452% (1 mo. USD Term SOFR + 1.13%	)	8/15/2028	8,014,750	8,014,750

Software 0.41%
Clearwater Analytics LLC 2025 Term Loan B	–	(f)	4/21/2032	3,000,000	2,992,500
QXO, Inc. Term Loan B	–	(f)	4/30/2032	4,737,000	4,737,853
Total					7,730,353
Total Floating Rate Loans (cost $155,822,087)					155,422,859

FOREIGN GOVERNMENT OBLIGATIONS(c) 2.89%

Norway 2.02%
Kommunalbanken AS†	4.767% (SOFR + 0.40%	)#	3/3/2028	20,000,000	20,022,174
Kommunalbanken AS†	4.787% (SOFR + 0.41%	)#	4/9/2029	18,300,000	18,306,960
Total					38,329,134

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
South Korea 0.02%
Korea National Oil Corp.†	5.278% (SOFR + 0.90%	)#	9/30/2027	$302,000	$303,223

Sweden 0.85%
Svensk Exportkredit AB	5.361% (SOFR + 1.00%	)#	5/5/2027	16,000,000	16,203,832
Total Foreign Government Obligations (cost $54,862,457)					54,836,189

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.46%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	6.204% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	1,462,317	1,475,667
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	5.704% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	5,024,056	5,029,789
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.604% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	5,307,261	5,307,075
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.604% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	11,631,475	11,626,802
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.604% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	3,733,333	3,737,308
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.504% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	547,429	546,653
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $27,852,397)					27,723,294

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.89%
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	5.664% (1 mo. USD Term SOFR + 1.34%	)#	3/15/2041	1,494,403	1,492,518
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.714% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	1,279,761	1,279,763
BX Trust Series 2021-ARIA Class A†	5.336% (1 mo. USD Term SOFR + 1.01%	)#	10/15/2036	2,025,000	2,010,895
BX Trust Series 2021-RISE Class B†	5.687% (1 mo. USD Term SOFR + 1.36%	)#	11/15/2036	3,607,159	3,586,965
BX Trust Series 2025-ROIC Class A†	5.466% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	6,020,000	5,912,470

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CONE Trust Series 2024-DFW1 Class A†	5.964% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	$4,713,000	$4,697,360
Great Wolf Trust Series 2024-WOLF Class A†	5.864% (1 mo. USD Term SOFR + 1.54%	)#	3/15/2039	2,717,000	2,714,861
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	5.485% (1 mo. USD Term SOFR + 1.16%	)#	6/16/2036	385,145	383,758
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFL†	5.51% (1 mo. USD Term SOFR + 1.19%	)#	7/5/2033	1,480,078	1,441,504
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	5.943% (1 mo. USD Term SOFR + 1.62%	)#	6/15/2039	1,300,000	1,294,804
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.713% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	4,700,000	4,659,474
Multifamily Connecticut Avenue Securities Trust Series 2024-01 Class M7†	7.104% (30 day USD SOFR Average + 2.75%	)#	7/25/2054	633,885	639,982
ONE Mortgage Trust Series 2021-PARK Class A†	5.137% (1 mo. USD Term SOFR + 0.81%	)#	3/15/2036	6,889,424	6,741,249
PFP Ltd. Series 2023-10 Class A†	6.693% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	73,203	73,386
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	5.714% (1 mo. USD Term SOFR + 1.39%	)#	5/15/2039	1,765,000	1,750,750
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.765% (1 mo. USD Term SOFR + 1.44%	)#	3/15/2042	4,500,000	4,429,880
TCO Commercial Mortgage Trust Series 2024-DPM Class A†	5.565% (1 mo. USD Term SOFR + 1.24%	)#	12/15/2039	3,850,000	3,826,740
TEXAS Commercial Mortgage Trust Series 2025-TWR Class A†	5.615% (1 mo. USD Term SOFR + 1.29%	)#	4/15/2042	6,100,000	6,035,095
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	1,310,647	1,318,233
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.013% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	400,000	396,247
Total Non-Agency Commercial Mortgage-Backed Securities (cost $55,027,588)					54,685,934

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
U.S. TREASURY OBLIGATIONS 7.43%
U.S. Treasury Floating Rate Notes	4.343% (3 Mo. Treasury Money Market Yield + 0.10%	)#	1/31/2027	$115,819,000	$115,765,457
U.S. Treasury Floating Rate Notes	4.395% (3 Mo. Treasury Money Market Yield + 0.15%	)#	4/30/2026	25,000,000	25,005,752
Total U.S. Treasury Obligations (cost $140,834,366)					140,771,209
Total Long-Term Investments (cost $1,902,477,006)					1,893,971,403

SHORT-TERM INVESTMENTS 1.50%

Repurchase Agreements 1.44%
Repurchase Agreement dated 4/30/2025, 4.000% due 5/1/2025 with Fixed Income Clearing Corp. collateralized by $28,836,600 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $27,755,698; proceeds: $27,214,313 (cost $27,211,290)				27,211,290	27,211,290

Time Deposits 0.01%
CitiBank N.A.(g) (cost $116,725)				116,725	116,725

				Shares
Money Market Funds 0.05%
Fidelity Government Portfolio(g) (cost $1,050,525)				1,050,525	1,050,525
Total Short-Term Investments (cost $28,378,540)					28,378,540
Total Investments in Securities 101.45% (cost $1,930,855,546)					1,922,349,943
Other Assets and Liabilities – Net(h) (1.45)%					(27,391,600)
Net Assets 100.00%					$1,894,958,343
CAD	Canadian Dollar.
EUR	Euro.
EURIBOR	Euro Interbank Offered Rate.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2025, the total value of Rule 144A securities was $1,403,944,160, which represents 74.09% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2025.
(a)	Securities purchased on a when-issued basis.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at April 30, 2025.
(f)	Interest Rate to be determined.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers – Buy Protection at April 30, 2025(1):

Referenced Indexes/ Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S44(4)	Bank of America	1.00%	6/20/2030	$276,880,000	$(3,904,483)	$(177,728)	$(4,082,211)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $177,728.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at April 30, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3.000%	12-Month USD SOFR Index	3/19/2030	$32,035,000	$982,858	$(497,148)	$485,710

SOFR Secured Overnight Financing Rate.

(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Forward Foreign Currency Exchange Contracts at April 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Morgan Stanley	6/13/2025	1,682,000	$1,181,717	$1,222,711	$(40,994)
Euro	Sell	Morgan Stanley	5/23/2025	73,000	76,625	82,788	(6,163)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(47,157)

Futures Contracts at April 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2025	397	Long	$82,458,565	$82,634,930	$176,365

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(concluded)

INVESTMENT GRADE FLOATING RATE FUND April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$—	$23,534,311	$4,599,761	$28,134,072
Remaining Industries	—	1,264,212,195	—	1,264,212,195
Corporate Bonds	—	168,185,651	—	168,185,651
Floating Rate Loans	—	155,422,859	—	155,422,859
Foreign Government Obligations	—	54,836,189	—	54,836,189
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	27,723,294	—	27,723,294
Non-Agency Commercial Mortgage-Backed Securities	—	54,685,934	—	54,685,934
U.S. Treasury Obligations	—	140,771,209	—	140,771,209
Short-Term Investments
Repurchase Agreements	—	27,211,290	—	27,211,290
Time Deposits	—	116,725	—	116,725
Money Market Funds	1,050,525	—	—	1,050,525
Total	$1,050,525	$1,916,699,657	$4,599,761	$1,922,349,943
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(4,082,211)	—	(4,082,211)
Centrally Cleared Interest Rate Swap Contracts
Assets	—	485,710	—	485,710
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	—	—	—
Liabilities	—	(47,157)	—	(47,157)
Futures Contracts
Assets	176,365	—	—	176,365
Liabilities	—	—	—	—
Total	$176,365	$(3,643,658)	$—	$(3,467,293)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 95.84%

ASSET-BACKED SECURITIES 0.23%

Credit Card 0.23%
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A† (cost $18,199,075)	6.60%	9/17/2029	$18,200,000	$18,199,054	(a)

			Shares

COMMON STOCKS 0.07%

Consumer Finance 0.07%
EZCORP, Inc. Class A*			267,924	4,385,916
Recovery Solutions LLC*			65,196	814,947	(b)
Total				5,200,863

Passenger Airlines 0.00%
Azul SA ADR*			100	77
Total Common Stocks (cost $5,096,503)				5,200,940

	Interest Rate	Maturity Date	Principal Amount‡

CONVERTIBLE BONDS 2.06%

Auto Manufacturers 0.03%
NIO, Inc. (China)(c)	3.875%	10/15/2029	$3,493,000	2,613,201

Commercial Services 0.21%
Affirm Holdings, Inc.†	0.75%	12/15/2029	9,720,000	8,790,469
Stride, Inc.	1.125%	9/1/2027	2,861,000	7,820,543
Total				16,611,012

Computers 0.10%
Parsons Corp.	2.625%	3/1/2029	7,620,000	8,069,580

Diversified Financial Services 0.09%
Upstart Holdings, Inc.†	2.00%	10/1/2029	5,116,000	6,701,960

Electronics 0.12%
OSI Systems, Inc.†	2.25%	8/1/2029	7,205,000	9,168,389

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Entertainment 0.17%
Cinemark Holdings, Inc.	4.50%	8/15/2025		$4,361,000	$9,154,829
IMAX Corp. (Canada)(c)	0.50%	4/1/2026		3,929,000	4,184,385
Total					13,339,214

Health Care-Products 0.11%
LeMaitre Vascular, Inc.†	2.50%	2/1/2030		8,264,000	8,543,790

Internet 0.27%
Palo Alto Networks, Inc.	0.375%	6/1/2025		2,594,000	9,691,965
Spotify USA, Inc.(d)	Zero Coupon	3/15/2026		8,889,000	11,467,699
Total					21,159,664

Media 0.04%
AMC Networks, Inc.†	4.25%	2/15/2029		3,885,000	3,237,112

Mining 0.11%
MP Materials Corp.†	3.00%	3/1/2030		5,950,000	8,309,175

Miscellaneous Manufacturing 0.16%
Axon Enterprise, Inc.	0.50%	12/15/2027		4,558,000	12,370,181

REITS 0.09%
Blackstone Mortgage Trust, Inc.	5.50%	3/15/2027		7,034,000	6,851,116

Retail 0.14%
Anllian Capital 2 Ltd.	Zero Coupon	12/5/2029	EUR	8,800,000	10,746,673

Software 0.33%
Akamai Technologies, Inc.	0.125%	5/1/2025		$8,765,000	8,785,886
Cloudflare, Inc.	Zero Coupon	8/15/2026		8,282,000	8,429,005
Nutanix, Inc.	0.25%	10/1/2027		6,315,000	8,414,738
Total					25,629,629

Telecommunications 0.09%
GDS Holdings Ltd. (China)(c)	4.50%	1/31/2030		5,300,000	7,092,336
Total Convertible Bonds (cost $161,148,152)					160,443,032

	Dividend Rate			Shares

CONVERTIBLE PREFERRED STOCKS 0.11%

Financial Services 0.11%
Apollo Global Management, Inc. (cost $8,570,126)	6.75%			116,681	8,475,708

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CORPORATE BONDS 86.08%

Advertising 0.89%
Advantage Sales & Marketing, Inc.†	6.50%	11/15/2028	$25,962,000	$20,930,936
Neptune Bidco U.S., Inc.†	9.29%	4/15/2029	18,250,000	16,264,856
Outfront Media Capital LLC/Outfront Media Capital Corp.†(d)	4.625%	3/15/2030	14,550,000	13,461,993
Outfront Media Capital LLC/Outfront Media Capital Corp.†	5.00%	8/15/2027	18,693,000	18,333,580
Total				68,991,365

Aerospace/Defense 0.31%
Bombardier, Inc. (Canada)†(c)	7.50%	2/1/2029	6,610,000	6,815,194
TransDigm, Inc.	4.625%	1/15/2029	10,129,000	9,754,246
TransDigm, Inc.	5.50%	11/15/2027	7,536,000	7,506,794
Total				24,076,234

Agriculture 0.21%
Kernel Holding SA (Ukraine)(c)	6.75%	10/27/2027	9,401,000	8,455,768
MHP Lux SA (Luxembourg)(c)	6.95%	4/3/2026	8,500,000	7,894,375
Total				16,350,143

Airlines 1.09%
American Airlines, Inc.†	7.25%	2/15/2028	24,233,000	23,959,904
American Airlines, Inc.†(d)	8.50%	5/15/2029	11,669,000	11,900,267
Azul Secured Finance LLP	11.50%	8/28/2029	1,324,558	253,182
Azul Secured Finance LLP(d)	11.93%	8/28/2028	6,520,969	3,934,948
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)(d)	9.50%	6/1/2028	45,531,000	44,525,712
Total				84,574,013

Apparel 0.10%
Kontoor Brands, Inc.†	4.125%	11/15/2029	8,750,000	8,050,332

Auto Manufacturers 0.93%
Aston Martin Capital Holdings Ltd. (United Kingdom)†(c)	10.00%	3/31/2029	25,666,000	22,083,968
Ford Motor Credit Co. LLC	7.20%	6/10/2030	7,425,000	7,650,226
Nissan Motor Co. Ltd. (Japan)†(c)	4.81%	9/17/2030	28,920,000	26,746,960
Wabash National Corp.†	4.50%	10/15/2028	18,603,000	15,689,530
Total				72,170,684

Auto Parts & Equipment 1.67%
American Axle & Manufacturing, Inc.(d)	5.00%	10/1/2029	14,584,000	12,811,621
American Axle & Manufacturing, Inc.	6.50%	4/1/2027	7,375,000	7,202,307
American Axle & Manufacturing, Inc.(d)	6.875%	7/1/2028	2,500,000	2,409,352

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Auto Parts & Equipment (continued)
Dana Financing Luxembourg SARL	3.00%		7/15/2029		EUR	11,933,000	$13,067,808
Dana, Inc.	4.25%		9/1/2030			$8,034,000	7,417,831
Dana, Inc.	5.625%		6/15/2028			3,425,000	3,399,601
Dornoch Debt Merger Sub, Inc.†(d)	6.625%		10/15/2029			8,000,000	5,538,620
Goodyear Tire & Rubber Co.	5.25%		4/30/2031			4,722,000	4,403,746
Grupo Antolin-Irausa SA†	10.375%		1/30/2030		EUR	2,700,000	2,057,547
Grupo Antolin-Irausa SA	10.375%		1/30/2030		EUR	9,346,000	7,122,160
IHO Verwaltungs GmbH (Germany)†(c)	6.375%		5/15/2029			$12,000,000	11,634,334
IHO Verwaltungs GmbH (Germany)†(c)	7.75%		11/15/2030			13,250,000	12,949,808
Tenneco, Inc.†	8.00%		11/17/2028			20,865,000	19,953,174
ZF North America Capital, Inc.†	6.75%		4/23/2030			8,744,000	7,987,803
ZF North America Capital, Inc.†	6.875%		4/14/2028			5,850,000	5,593,814
ZF North America Capital, Inc.†	7.125%		4/14/2030			7,456,000	6,869,034
Total							130,418,560

Banks 2.73%
BNP Paribas SA (France)†(c)	7.375% (5 yr. USD Swap + 5.15%	)#	–	(e)		5,500,000	5,524,970
Citigroup, Inc.	6.95% (5 yr. CMT + 2.73%	)#	–	(e)		9,177,000	9,012,937
Danske Bank AS (Denmark)(c)	4.375% (5 yr. CMT + 3.39%	)#	–	(e)		17,000,000	16,658,725
Freedom Mortgage Corp.†	12.00%		10/1/2028			23,214,000	24,908,135
Freedom Mortgage Corp.†	12.25%		10/1/2030			15,725,000	17,316,000
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%	)#	–	(e)		15,530,000	15,355,516
KeyCorp	5.00% (3 mo. USD Term SOFR + 3.87%	)#	–	(e)		6,860,000	6,647,463
M&T Bank Corp.	3.50% (5 yr. CMT + 2.68%	)#	–	(e)		15,674,000	14,381,480
NatWest Group PLC (United Kingdom)(c)	8.00% (5 yr. USD Swap + 5.72%	)#	–	(e)		9,428,000	9,461,243
Popular, Inc.	7.25%		3/13/2028			8,530,000	8,818,681
Societe Generale SA (France)†(c)	9.375% (5 yr. CMT + 5.39%	)#	–	(e)		5,308,000	5,565,628
State Street Corp.	6.45% (5 yr. CMT + 2.14%	)#	–	(e)		9,091,000	8,932,025
U.S. Bancorp	3.70% (5 yr. CMT + 2.54%	)#	–	(e)		6,778,000	6,348,914
UBS Group AG (Switzerland)(c)	5.125% (5 yr. CMT + 4.86%	)#	–	(e)		3,630,000	3,560,765
UBS Group AG (Switzerland)†(c)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%	)#	–	(e)		20,043,000	19,417,641

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Banks (continued)
Valley National Bancorp(d)	3.00% (3 mo. USD Term SOFR + 2.36%	)#	6/15/2031		$19,240,000	$17,479,991
Wells Fargo & Co.	5.448% (SOFR + 1.07%	)#	4/22/2028		9,819,000	9,853,029
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		8,380,000	7,751,500
Western Alliance Bank	5.25% (3 mo. USD Term SOFR + 5.12%	)#	6/1/2030		5,500,000	5,441,563
Total						212,436,206

Biotechnology 0.15%
Biocon Biologics Global PLC (United Kingdom)†(c)	6.67%		10/9/2029		7,300,000	6,583,592
Emergent BioSolutions, Inc.†	3.875%		8/15/2028		8,416,000	5,427,528
Total						12,011,120

Building Materials 2.36%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		5,165,000	1,859,400
AmeriTex HoldCo Intermediate LLC†(d)	10.25%		10/15/2028		14,766,000	15,229,460
Camelot Return Merger Sub, Inc.†	8.75%		8/1/2028		19,235,000	16,702,456
Cornerstone Building Brands, Inc.†	9.50%		8/15/2029		10,850,000	9,454,309
CP Atlas Buyer, Inc.†(d)	7.00%		12/1/2028		11,512,000	9,526,620
Griffon Corp.	5.75%		3/1/2028		25,799,000	25,485,184
JELD-WEN, Inc.†	4.875%		12/15/2027		22,237,000	20,567,170
MIWD Holdco II LLC/MIWD Finance Corp.†(d)	5.50%		2/1/2030		4,854,000	4,386,418
New Enterprise Stone & Lime Co., Inc.†	5.25%		7/15/2028		7,000,000	6,801,777
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†(d)	9.50%		4/15/2030		5,838,000	5,319,726
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		35,678,000	34,899,973
Standard Industries, Inc.†	5.00%		2/15/2027		12,445,000	12,362,410
West China Cement Ltd. (China)(c)	4.95%		7/8/2026		27,500,000	21,541,799
Total						184,136,702

Chemicals 3.30%
ASP Unifrax Holdings, Inc.†(d)	7.10%		9/30/2029		21,999,847	8,909,938
ASP Unifrax Holdings, Inc.†	11.175%		9/30/2029		12,579,201	11,272,411
Celanese U.S. Holdings LLC	6.50%		4/15/2030		21,640,000	21,167,737
Cerdia Finanz GmbH (Germany)†(c)	9.375%		10/3/2031		27,962,000	28,206,668
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		32,820,000	31,752,651
Herens Midco SARL	5.25%		5/15/2029	EUR	19,057,000	16,016,680
INEOS Finance PLC (United Kingdom)†(c)	6.75%		5/15/2028		$10,300,000	10,065,988
INEOS Finance PLC (United Kingdom)†(c)	7.50%		4/15/2029		7,750,000	7,289,042
INEOS Quattro Finance 2 PLC (United Kingdom)†(c)(d)	9.625%		3/15/2029		16,300,000	15,709,125

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Chemicals (continued)
Kobe U.S. Midco 2, Inc.†	9.25%	11/1/2026		$15,324,916	$13,179,428
Olympus Water U.S. Holding Corp.†	9.75%	11/15/2028		29,332,000	30,599,377
Rain Carbon, Inc.†(d)	12.25%	9/1/2029		27,336,000	27,826,080
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028		9,640,000	9,244,771
SCIL IV LLC/SCIL USA Holdings LLC†	5.375%	11/1/2026		8,550,000	8,446,451
SNF Group SACA (France)†(c)	3.125%	3/15/2027		12,150,000	11,539,511
Synthomer PLC	7.375%	5/2/2029	EUR	3,120,000	3,351,994
Synthomer PLC†	7.375%	5/2/2029	EUR	2,235,000	2,401,188
Total					256,979,040

Coal 0.91%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029		$23,686,000	24,475,052
Coronado Finance Pty. Ltd. (Australia)†(c)	9.25%	10/1/2029		29,134,000	19,916,439
SunCoke Energy, Inc.†	4.875%	6/30/2029		28,889,000	26,570,519
Total					70,962,010

Commercial Services 4.48%
AA Bond Co. Ltd.	6.50%	1/31/2026	GBP	943,459	1,256,232
AA Bond Co. Ltd.	6.50%	1/31/2026	GBP	472,714	629,427
Albion Financing 2 SARL (Luxembourg)†(c)	8.75%	4/15/2027		$12,631,000	12,761,908
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027		8,874,000	8,913,409
Alta Equipment Group, Inc.†(d)	9.00%	6/1/2029		28,327,000	23,876,327
BCP V Modular Services Finance II PLC	6.125%	11/30/2028	GBP	5,000,000	6,333,236
Champions Financing, Inc.†(d)	8.75%	2/15/2029		$4,862,000	4,284,420
CoreCivic, Inc.	8.25%	4/15/2029		19,612,000	20,691,641
CPI CG, Inc.†	10.00%	7/15/2029		20,204,000	21,766,173
EquipmentShare.com, Inc.†	8.625%	5/15/2032		4,899,000	5,007,655
EquipmentShare.com, Inc.†	9.00%	5/15/2028		35,224,000	35,895,108
GEO Group, Inc.	8.625%	4/15/2029		12,035,000	12,663,501
Hertz Corp.(f)	Zero Coupon	10/15/2022		2,000	165
Hertz Corp.†(f)	Zero Coupon	10/15/2024		22,000	1,485
NESCO Holdings II, Inc.†	5.50%	4/15/2029		32,328,000	29,353,931
Prime Security Services Borrower LLC/Prime Finance, Inc.†	6.25%	1/15/2028		17,188,000	17,192,486
RAC Bond Co. PLC	5.25%	11/4/2046	GBP	15,725,000	20,159,191
Rekeep SpA	9.00%	9/15/2029	EUR	5,834,000	6,504,877
Rekeep SpA†	9.00%	9/15/2029	EUR	2,963,000	3,303,728
RR Donnelley & Sons Co.†	9.50%	8/1/2029		$30,302,000	28,885,880
Sotheby’s†	7.375%	10/15/2027		38,335,000	36,171,442
United Rentals North America, Inc.	4.00%	7/15/2030		6,475,000	6,038,854

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Commercial Services (continued)
United Rentals North America, Inc.	5.50%		5/15/2027		$11,392,000	$11,379,249
WASH Multifamily Acquisition, Inc.†	5.75%		4/15/2026		23,758,000	23,546,782
Williams Scotsman, Inc.†	6.625%		4/15/2030		11,828,000	12,054,568
Total						348,671,675

Computers 0.63%
CA Magnum Holdings (Mauritius)(c)	5.375%		10/31/2026		15,200,000	14,898,740
NCR Atleos Corp.†	9.50%		4/1/2029		6,472,000	6,969,173
Unisys Corp.†	6.875%		11/1/2027		28,117,000	27,101,051
Total						48,968,964

Diversified Financial Services 5.71%
AG Issuer LLC†	6.25%		3/1/2028		18,071,000	17,822,779
Air Lease Corp.	6.00% (5 yr. CMT + 2.56%	)#	–	(e)	6,498,000	6,098,297
Aircastle Ltd.†	5.25% (5 yr. CMT + 4.41%	)#	–	(e)	1,101,000	1,072,499
Ally Financial, Inc.	4.70% (5 yr. CMT + 3.87%	)#	–	(e)	23,029,000	21,228,600
Ally Financial, Inc.	8.00%		11/1/2031		5,579,000	6,181,365
Aretec Group, Inc.†	10.00%		8/15/2030		3,916,000	4,221,456
Avation Capital SA (Luxembourg)†(c)	8.25%		10/31/2026		18,185,000	17,704,734
Bread Financial Holdings, Inc.†	9.75%		3/15/2029		14,675,000	15,450,776
Coinbase Global, Inc.†	3.375%		10/1/2028		20,967,000	19,315,325
Freedom Mortgage Holdings LLC†	8.375%		4/1/2032		4,750,000	4,650,321
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		13,152,000	13,409,319
GGAM Finance Ltd. (Ireland)†(c)	5.875%		3/15/2030		8,345,000	8,307,698
GGAM Finance Ltd. (Ireland)†(c)	6.875%		4/15/2029		7,074,000	7,241,703
GGAM Finance Ltd. (Ireland)†(c)	8.00%		2/15/2027		26,286,000	27,010,179
GGAM Finance Ltd. (Ireland)†(c)	8.00%		6/15/2028		15,577,000	16,362,346
ILFC E-Capital Trust I†	6.117% (3 mo. USD Term SOFR + 1.81%	)#	12/21/2065		14,674,000	11,871,828
ILFC E-Capital Trust II†	6.367% (3 mo. USD Term SOFR + 2.06%	)#	12/21/2065		11,038,000	9,183,142
Jefferies Finance LLC/JFIN Co-Issuer Corp.†	5.00%		8/15/2028		35,714,000	33,263,934
Jefferson Capital Holdings LLC†	6.00%		8/15/2026		8,491,000	8,455,465
Jefferson Capital Holdings LLC†	8.25%		5/15/2030		7,655,000	7,713,224
LFS Topco LLC†	5.875%		10/15/2026		27,137,000	25,995,561
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	8.125%		3/30/2029		2,325,000	2,433,431
Midcap Financial Issuer Trust†	6.50%		5/1/2028		27,245,000	26,044,155
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028		10,980,000	10,923,301

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Nationstar Mortgage Holdings, Inc.†	6.50%		8/1/2029		$5,784,000	$5,884,431
OneMain Finance Corp.	6.625%		1/15/2028		50,367,000	50,764,253
OneMain Finance Corp.	7.875%		3/15/2030		11,665,000	12,061,668
Osaic Holdings, Inc.†(d)	10.75%		8/1/2027		12,368,000	12,406,922
PennyMac Financial Services, Inc.†	7.125%		11/15/2030		16,519,000	16,813,385
PHH Escrow Issuer LLC/PHH Corp.†	9.875%		11/1/2029		18,418,000	17,835,073
Provident Funding Associates LP/ PFG Finance Corp.†	9.75%		9/15/2029		7,128,000	7,329,081
Total						445,056,251

Electric 0.91%
Calpine Corp.†	5.125%		3/15/2028		8,370,000	8,297,880
ContourGlobal Power Holdings SA (Luxembourg)†(c)	6.75%		2/28/2030		20,376,000	20,644,191
NRG Energy, Inc.†	3.625%		2/15/2031		8,600,000	7,735,765
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(e)	18,308,000	18,502,895
Vistra Corp.†	8.00% (5 yr. CMT + 6.93%	)#	–	(e)	4,510,000	4,613,608
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(e)	10,130,000	10,684,381
Total						70,478,720

Electrical Components & Equipment 0.29%
Energizer Holdings, Inc.†	4.75%		6/15/2028		7,356,000	7,095,553
Energizer Holdings, Inc.†	6.50%		12/31/2027		7,800,000	7,844,616
EnerSys†	4.375%		12/15/2027		7,803,000	7,574,624
Total						22,514,793

Electronics 0.09%
Coherent Corp.†	5.00%		12/15/2029		7,600,000	7,286,559

Energy-Alternate Sources 0.19%
TerraForm Power Operating LLC†	5.00%		1/31/2028		15,573,000	15,182,060

Engineering & Construction 0.77%
Artera Services LLC†	8.50%		2/15/2031		17,480,769	16,605,860
ASG Finance DAC (Ireland)†(c)	9.75%		5/15/2029		10,949,000	10,474,073
ASG Finance DAC (Ireland)(c)	9.75%		5/15/2029		1,446,000	1,383,278
Brand Industrial Services, Inc.†	10.375%		8/1/2030		27,949,000	26,584,413
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028		5,022,000	4,701,988
Total						59,749,612

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment 1.46%
888 Acquisitions Ltd.	7.558%		7/15/2027	EUR	9,875,000	$11,208,713
888 Acquisitions Ltd.	10.75%		5/15/2030	GBP	5,000,000	6,698,820
AMC Entertainment Holdings, Inc.†(d)	10.00%		6/15/2026		$9,986,049	9,493,454
Cinemark USA, Inc.†	5.25%		7/15/2028		7,816,000	7,681,648
CPUK Finance Ltd. Class B6	4.50%		8/28/2027	GBP	1,285,000	1,656,931
Empire Resorts, Inc.†	7.75%		11/1/2026		$15,799,000	15,038,484
Flutter Treasury DAC (Ireland)†(c)	6.375%		4/29/2029		2,832,000	2,896,397
Inter Media & Communication SpA	6.75%		2/9/2027	EUR	11,656,218	13,377,898
Jacobs Entertainment, Inc.†	6.75%		2/15/2029		$4,170,000	3,799,350
Light & Wonder International, Inc.†	7.00%		5/15/2028		16,050,000	16,067,912
Lions Gate Capital Holdings 1, Inc.†	5.50%		4/15/2029		8,762,000	7,929,610
Penn Entertainment, Inc.†(d)	4.125%		7/1/2029		12,613,000	11,074,681
Penn Entertainment, Inc.†	5.625%		1/15/2027		7,000,000	6,894,721
Total						113,818,619

Food 1.09%
Bellis Acquisition Co. PLC†	8.125%		5/14/2030	GBP	4,788,000	5,973,653
Bellis Finco PLC	4.00%		2/16/2027	GBP	13,050,000	16,550,593
Iceland Bondco PLC	10.875%		12/15/2027	GBP	2,854,000	4,036,909
Lion/Polaris Lux 4 SA	5.953% (3 mo. EURIBOR + 3.63%	)#	7/1/2029	EUR	3,750,000	4,250,712
Market Bidco Finco PLC	4.75%		11/4/2027	EUR	5,700,000	6,237,500
Market Bidco Finco PLC	5.50%		11/4/2027	GBP	13,650,000	17,384,305
Ocado Group PLC	3.875%		10/8/2026	GBP	4,780,000	6,285,107
Ocado Group PLC	10.50%		8/8/2029	GBP	8,199,000	10,974,618
Ocado Group PLC†	10.50%		8/8/2029	GBP	3,692,000	4,941,858
Performance Food Group, Inc.†	5.50%		10/15/2027		$8,114,000	8,056,171
Total						84,691,426

Forest Products & Paper 0.53%
Ahlstrom Holding 3 OYJ (Finland)†(c)(d)	4.875%		2/4/2028		13,511,000	12,626,779
Mercer International, Inc. (Canada)(c)	5.125%		2/1/2029		13,634,000	11,232,584
Mercer International, Inc. (Canada)†(c)	12.875%		10/1/2028		17,265,000	17,662,931
Total						41,522,294

Health Care-Products 0.15%
Bausch & Lomb Corp. (Canada)†(c)	8.375%		10/1/2028		11,228,000	11,677,681

Health Care-Services 1.38%
Chrome Holdco SAS	5.00%		5/31/2029	EUR	11,357,000	4,440,265
CHS/Community Health Systems, Inc.†	5.625%		3/15/2027		$26,151,000	25,524,693

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Health Care-Services (continued)
CHS/Community Health Systems, Inc.†	8.00%		12/15/2027			$4,260,000	$4,264,780
DaVita, Inc.†	3.75%		2/15/2031			8,950,000	7,876,266
Fresenius SE & Co. KGaA	Zero Coupon		3/11/2028			3,300,000	3,834,708
Global Medical Response, Inc.†	6.50%		10/1/2025			6,981,000	6,380,215
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%		4/30/2028			12,220,000	12,891,391
Kedrion SpA (Italy)†(c)	6.50%		9/1/2029			13,100,000	12,567,875
LifePoint Health, Inc.†(d)	5.375%		1/15/2029			9,722,000	8,762,642
Tenet Healthcare Corp.	6.125%		10/1/2028			7,580,000	7,567,367
U.S. Acute Care Solutions LLC†	9.75%		5/15/2029			13,516,000	13,738,081
Total							107,848,283

Holding Companies-Diversified 0.49%
Benteler International AG (Austria)†(c)	10.50%		5/15/2028			28,203,000	28,823,861
Clue Opco LLC†(d)	9.50%		10/15/2031			10,043,000	9,607,775
Total							38,431,636

Home Builders 0.95%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%		8/1/2029			16,472,000	15,257,273
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%		4/1/2030			4,865,000	4,464,570
Landsea Homes Corp.†	8.875%		4/1/2029			19,910,000	18,865,895
LGI Homes, Inc.†	8.75%		12/15/2028			9,424,000	9,522,292
Maison Finco PLC	6.00%		10/31/2027		GBP	875,000	1,132,515
Miller Homes Group Finco PLC	7.00%		5/15/2029		GBP	7,303,000	9,532,419
Shea Homes LP/Shea Homes Funding Corp.	4.75%		2/15/2028			$4,242,000	4,121,570
Shea Homes LP/Shea Homes Funding Corp.	4.75%		4/1/2029			7,625,000	7,217,997
STL Holding Co. LLC†	8.75%		2/15/2029			4,071,000	4,139,242
Total							74,253,773

Housewares 0.13%
Newell Brands, Inc.	6.375%		9/15/2027			9,965,000	9,745,129

Insurance 0.24%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028			5,036,000	5,076,439
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%	)#	10/15/2051			7,889,000	7,500,246
MetLife, Inc.	3.85% (5 yr. CMT + 3.58%	)#	–	(e)		6,123,000	6,061,750
Total							18,638,435

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Internet 2.17%
Acuris Finance U.S., Inc./Acuris Finance SARL†	5.00%	5/1/2028		$6,070,000	$5,374,391
Acuris Finance U.S., Inc./Acuris Finance SARL†	9.00%	8/1/2029		12,576,000	12,049,380
ANGI Group LLC†	3.875%	8/15/2028		15,953,000	14,554,919
Cablevision Lightpath LLC†	5.625%	9/15/2028		4,816,000	4,465,014
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.†	7.00%	6/15/2027		8,976,000	9,013,358
Gen Digital, Inc.†	6.75%	9/30/2027		6,431,000	6,542,507
GrubHub Holdings, Inc.†(d)	5.50%	7/1/2027		36,485,000	33,011,026
ION Trading Technologies SARL (Luxembourg)†(c)	5.75%	5/15/2028		4,808,000	4,331,688
ION Trading Technologies SARL (Luxembourg)†(c)	9.50%	5/30/2029		16,390,000	15,954,731
Millennium Escrow Corp.†	6.625%	8/1/2026		21,420,000	15,521,360
Rakuten Group, Inc. (Japan)†(c)	9.75%	4/15/2029		33,279,000	35,196,618
Rakuten Group, Inc. (Japan)†(c)	11.25%	2/15/2027		12,050,000	12,917,593
Total					168,932,585

Investment Companies 0.19%
Blue Owl Technology Finance Corp.	6.75%	4/4/2029		8,367,000	8,389,249
Sixth Street Lending Partners	6.50%	3/11/2029		6,553,000	6,666,088
Total					15,055,337

Iron-Steel 0.99%
Algoma Steel, Inc. (Canada)†(c)	9.125%	4/15/2029		15,944,000	13,460,483
ATI, Inc.	4.875%	10/1/2029		6,708,000	6,415,470
ATI, Inc.	5.125%	10/1/2031		7,818,000	7,405,913
ATI, Inc.	5.875%	12/1/2027		10,551,000	10,535,781
ATI, Inc.	7.25%	8/15/2030		1,558,000	1,621,923
Carpenter Technology Corp.	6.375%	7/15/2028		972,000	973,653
Cleveland-Cliffs, Inc.†	7.50%	9/15/2031		8,501,000	8,234,140
CSN Inova Ventures (Brazil)(c)(d)	6.75%	1/28/2028		21,575,000	20,146,612
Samarco Mineracao SA (Brazil)(c)	9.50%	6/30/2031		8,725,000	8,217,199
Total					77,011,174

Leisure Time 2.10%
Carnival Corp.†	5.75%	3/1/2027		31,818,000	31,729,419
Carnival Corp.†	5.75%	3/15/2030		26,486,000	26,318,431
Carnival Corp.†	6.00%	5/1/2029		4,689,000	4,666,388
Deuce Finco PLC	5.50%	6/15/2027	GBP	17,700,000	23,361,171
NCL Corp. Ltd.†	8.125%	1/15/2029		$2,534,000	2,655,409
NCL Finance Ltd.†	6.125%	3/15/2028		7,841,000	7,790,526
Pinnacle Bidco PLC	10.00%	10/11/2028	GBP	4,500,000	6,374,734
Sabre GLBL, Inc.†	8.625%	6/1/2027		$23,341,000	22,364,412

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Leisure Time (continued)
Sabre GLBL, Inc.†	10.75%		11/15/2029		$11,663,000	$11,152,744
Sabre GLBL, Inc.†	11.25%		12/15/2027		7,192,000	7,263,920
Viking Cruises Ltd.†	5.875%		9/15/2027		19,710,000	19,685,375
Total						163,362,529

Lodging 1.35%
Full House Resorts, Inc.†	8.25%		2/15/2028		27,284,000	25,563,053
Genting New York LLC/GENNY Capital, Inc.†	7.25%		10/1/2029		9,740,000	9,740,738
Melco Resorts Finance Ltd. (Hong Kong)†(c)	5.75%		7/21/2028		12,750,000	12,056,941
MGM Resorts International	5.50%		4/15/2027		21,777,000	21,728,509
Studio City Finance Ltd. (Hong Kong)(c)	5.00%		1/15/2029		17,900,000	15,737,488
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%		5/15/2027		12,180,000	12,066,217
Wynn Macau Ltd. (Macau)†(c)	5.50%		10/1/2027		8,241,000	8,038,359
Total						104,931,305

Machinery-Diversified 1.46%
ATS Corp. (Canada)†(c)	4.125%		12/15/2028		18,500,000	17,183,533
GrafTech Global Enterprises, Inc.†(d)	9.875%		12/23/2029		20,560,000	15,522,800
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(c)	9.00%		2/15/2029		36,825,000	37,428,193
Maxim Crane Works Holdings Capital LLC†	11.50%		9/1/2028		28,700,000	28,377,125
Nova Alexandre III SAS	7.529% (3 mo. EURIBOR + 5.25%	)#	7/15/2029	EUR	10,008,000	11,483,723
TK Elevator U.S. Newco, Inc.†	5.25%		7/15/2027		$4,000,000	3,942,629
Total						113,938,003

Media 5.59%
AMC Networks, Inc.(d)	4.25%		2/15/2029		51,614,000	38,063,777
AMC Networks, Inc.†	10.25%		1/15/2029		3,875,000	3,988,674
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%		8/15/2030		11,931,000	11,089,974
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030		8,094,000	7,649,438
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%		2/1/2028		4,500,000	4,394,158
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%		5/1/2027		36,248,000	35,782,601
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%		5/1/2026		12,250,000	12,244,005
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%		9/1/2029		7,775,000	7,851,770
CCO Holdings LLC/CCO Holdings Capital Corp.†(d)	7.375%		3/1/2031		8,265,000	8,517,702
CSC Holdings LLC†	4.125%		12/1/2030		4,800,000	3,294,185
CSC Holdings LLC†	4.625%		12/1/2030		11,626,000	5,388,864
CSC Holdings LLC†	11.75%		1/31/2029		16,904,000	15,991,916
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%		8/15/2027		24,289,000	23,496,904
DISH DBS Corp.	7.375%		7/1/2028		18,588,000	12,580,459
DISH DBS Corp.	7.75%		7/1/2026		2,938,000	2,557,299

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Media (continued)
Gray Media, Inc.†(d)	7.00%	5/15/2027		$22,287,000	$21,703,874
Gray Media, Inc.†	10.50%	7/15/2029		10,600,000	10,891,945
LCPR Senior Secured Financing DAC (Ireland)†(c)	6.75%	10/15/2027		14,658,000	12,063,407
McGraw-Hill Education, Inc.†	5.75%	8/1/2028		34,227,000	33,564,307
Nexstar Media, Inc.†	5.625%	7/15/2027		18,730,000	18,571,379
Sinclair Television Group, Inc.†	5.125%	2/15/2027		8,750,000	8,203,125
Sirius XM Radio LLC†	3.125%	9/1/2026		33,555,000	32,682,295
TEGNA, Inc.	4.625%	3/15/2028		10,762,000	10,323,166
Telenet Finance Luxembourg Notes SARL (Luxembourg)†(c)	5.50%	3/1/2028		10,400,000	10,194,028
Univision Communications, Inc.†	6.625%	6/1/2027		17,460,000	16,911,658
Univision Communications, Inc.†	8.00%	8/15/2028		36,195,000	35,192,304
Univision Communications, Inc.†	8.50%	7/31/2031		8,000,000	7,560,532
Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/2028	GBP	4,925,000	6,184,506
Virgin Media Vendor Financing Notes IV DAC (Ireland)†(c)	5.00%	7/15/2028		$19,300,000	18,687,017
Total					435,625,269

Mining 3.86%
Alumina Pty. Ltd. (Australia)†(c)	6.125%	3/15/2030		36,498,000	36,233,182
Aris Mining Corp. (Canada)†(c)	8.00%	10/31/2029		11,222,000	11,317,759
Arsenal AIC Parent LLC†	8.00%	10/1/2030		8,150,000	8,448,429
Compass Minerals International, Inc.†(d)	6.75%	12/1/2027		10,183,000	10,073,514
Eldorado Gold Corp. (Canada)†(c)	6.25%	9/1/2029		23,477,000	23,165,209
First Quantum Minerals Ltd. (Canada)†(c)	9.375%	3/1/2029		9,752,000	10,241,560
Hecla Mining Co.	7.25%	2/15/2028		31,883,000	31,993,635
Hudbay Minerals, Inc. (Canada)†(c)	4.50%	4/1/2026		35,292,000	34,666,060
IAMGOLD Corp. (Canada)†(c)	5.75%	10/15/2028		12,629,000	12,522,952
Ivanhoe Mines Ltd. (Canada)†(c)	7.875%	1/23/2030		16,811,000	16,421,285
JW Aluminum Continuous Cast Co.†	10.25%	4/1/2030		14,933,000	14,532,603
New Gold, Inc. (Canada)†(c)	6.875%	4/1/2032		15,535,000	15,905,292
New Gold, Inc. (Canada)†(c)	7.50%	7/15/2027		13,128,000	13,118,511
Novelis Corp.†	4.75%	1/30/2030		9,720,000	9,048,408
Novelis Corp.†	6.875%	1/30/2030		41,626,000	42,270,078
Stillwater Mining Co.(d)	4.50%	11/16/2029		2,800,000	2,361,857
WE Soda Investments Holding PLC (United Kingdom)(c)	9.50%	10/6/2028		7,775,000	7,965,254
Total					300,285,588

Miscellaneous Manufacturing 0.63%
Axon Enterprise, Inc.†	6.125%	3/15/2030		25,283,000	25,786,229
LSB Industries, Inc.†	6.25%	10/15/2028		24,674,000	23,123,967
Total					48,910,196

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Office/Business Equipment 0.23%
Pitney Bowes, Inc.†	6.875%	3/15/2027	$4,905,000	$4,894,348
Xerox Holdings Corp.†	5.00%	8/15/2025	11,132,000	11,062,130
Xerox Holdings Corp.†(d)	8.875%	11/30/2029	3,268,000	1,960,994
Total				17,917,472

Oil & Gas 12.82%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	20,325,000	20,429,430
Antero Resources Corp.†	7.625%	2/1/2029	3,325,000	3,400,278
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	9,075,000	8,815,099
Baytex Energy Corp. (Canada)†(c)	8.50%	4/30/2030	1,944,000	1,808,365
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028	36,290,000	31,234,440
Borr IHC Ltd./Borr Finance LLC†(d)	10.375%	11/15/2030	9,038,835	7,824,906
California Resources Corp.†	8.25%	6/15/2029	33,818,000	32,293,684
Canacol Energy Ltd. (Canada)(c)(d)	5.75%	11/24/2028	11,265,000	5,239,016
CITGO Petroleum Corp.†	8.375%	1/15/2029	21,556,000	21,595,685
Civitas Resources, Inc.†	5.00%	10/15/2026	16,139,000	15,688,293
Civitas Resources, Inc.†	8.375%	7/1/2028	19,333,000	19,017,706
Civitas Resources, Inc.†	8.625%	11/1/2030	9,776,000	9,432,352
Civitas Resources, Inc.†	8.75%	7/1/2031	1,944,000	1,850,257
CNX Resources Corp.†	6.00%	1/15/2029	11,141,000	10,819,307
Comstock Resources, Inc.†	5.875%	1/15/2030	14,975,000	13,576,430
Comstock Resources, Inc.†	6.75%	3/1/2029	28,852,000	27,542,390
Crescent Energy Finance LLC†	7.625%	4/1/2032	8,250,000	7,505,659
Crescent Energy Finance LLC†	9.25%	2/15/2028	23,961,000	24,248,894
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(c)	8.50%	10/1/2030	15,253,000	14,598,723
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	5,815,000	5,824,345
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	24,002,000	24,470,340
EnQuest PLC (United Kingdom)†(c)(d)	11.625%	11/1/2027	13,670,000	13,361,740
Global Marine, Inc.	7.00%	6/1/2028	29,526,000	25,476,509
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	14,177,000	13,988,990
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	5,000,000	4,686,409
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	8,750,000	7,886,591
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	29,693,000	28,761,839
Kimmeridge Texas Gas LLC†	8.50%	2/15/2030	30,497,000	29,320,252
Kosmos Energy Ltd.†	7.125%	4/4/2026	3,572,000	3,448,534
Kosmos Energy Ltd.	7.125%	4/4/2026	8,747,000	8,444,660
Kosmos Energy Ltd.†(d)	7.50%	3/1/2028	3,601,000	3,077,237
Kosmos Energy Ltd.	7.75%	5/1/2027	10,475,000	9,474,812
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	34,534,000	30,944,598

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Long Ridge Energy LLC†	8.75%	2/15/2032	$8,751,000	$8,345,601
Matador Resources Co.†	6.875%	4/15/2028	1,326,000	1,319,882
MC Brazil Downstream Trading SARL (Luxembourg)†(c)	7.25%	6/30/2031	9,206,460	7,123,038
Medco Bell Pte. Ltd. (Singapore)(c)	6.375%	1/30/2027	16,534,000	16,421,911
MEG Energy Corp. (Canada)†(c)	5.875%	2/1/2029	17,498,000	16,901,156
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	21,769,000	20,035,602
Nabors Industries Ltd.†(d)	7.50%	1/15/2028	7,181,000	5,721,825
Nabors Industries, Inc.†	7.375%	5/15/2027	12,635,000	11,924,214
Noble Finance II LLC†	8.00%	4/15/2030	25,299,000	24,126,703
Northern Oil & Gas, Inc.†	8.125%	3/1/2028	9,500,000	9,387,978
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	19,888,000	17,572,746
Petroleos Mexicanos (Mexico)(c)	8.75%	6/2/2029	14,420,000	14,190,475
Precision Drilling Corp. (Canada)†(c)	6.875%	1/15/2029	10,592,000	9,943,852
Precision Drilling Corp. (Canada)†(c)	7.125%	1/15/2026	1,688,000	1,683,733
Range Resources Corp.	8.25%	1/15/2029	9,165,000	9,393,705
Saturn Oil & Gas, Inc. (Canada)†(c)(d)	9.625%	6/15/2029	30,234,000	27,427,603
Seadrill Finance Ltd.†	8.375%	8/1/2030	15,393,000	14,433,645
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(c)(d)	9.625%	4/15/2029	13,994,000	9,919,696
SierraCol Energy Andina LLC†	6.00%	6/15/2028	18,300,000	16,850,757
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	26,387,000	27,143,621
SM Energy Co.	6.50%	7/15/2028	5,000,000	4,797,903
SM Energy Co.	6.625%	1/15/2027	17,731,000	17,438,645
SM Energy Co.	6.75%	9/15/2026	10,132,000	10,049,020
SM Energy Co.†	6.75%	8/1/2029	17,304,000	16,182,083
Sunoco LP/Sunoco Finance Corp.	6.00%	4/15/2027	7,720,000	7,701,325
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	4,150,000	4,253,845
Talos Production, Inc.†	9.00%	2/1/2029	25,929,000	24,885,213
Talos Production, Inc.†	9.375%	2/1/2031	6,463,000	6,084,567
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	16,720,000	15,381,685
Transocean Aquila Ltd.†	8.00%	9/30/2028	5,185,031	5,117,800
Transocean, Inc.†	8.25%	5/15/2029	24,134,000	19,479,172
Transocean, Inc.†(d)	8.50%	5/15/2031	8,750,000	6,771,880
Valaris Ltd.†	8.375%	4/30/2030	27,861,000	26,131,205
Vermilion Energy, Inc. (Canada)†(c)	6.875%	5/1/2030	21,120,000	18,481,525
Vital Energy, Inc.†	7.75%	7/31/2029	29,650,000	25,038,295
Vital Energy, Inc.	9.75%	10/15/2030	4,375,000	3,712,228
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	33,982,000	31,178,485
Total				998,640,389

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Oil & Gas Services 1.66%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.25%	4/1/2028		$7,800,000	$7,793,976
Aris Water Holdings LLC†	7.25%	4/1/2030		22,161,000	22,011,877
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029		12,326,000	12,492,031
Kodiak Gas Services LLC†	7.25%	2/15/2029		12,273,000	12,476,395
Nine Energy Service, Inc.	13.00%	2/1/2028		3,683,000	2,167,114
Oceaneering International, Inc.	6.00%	2/1/2028		2,735,000	2,602,863
Oceaneering International, Inc.	6.00%	2/1/2028		2,815,000	2,678,998
Star Holding LLC†	8.75%	8/1/2031		9,250,000	8,486,875
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027		29,247,000	29,027,066
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029		14,605,000	14,760,850
Welltec International ApS (Denmark)†(c)	8.25%	10/15/2026		896,000	887,524
Welltec International ApS (Denmark)(c)	8.25%	10/15/2026		14,250,000	14,115,198
Total					129,500,767

Packaging & Containers 0.80%
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030		8,750,000	9,023,464
Iris Holding, Inc.†(d)	10.00%	12/15/2028		6,930,000	6,134,103
LABL, Inc.†	9.50%	11/1/2028		10,724,000	9,383,403
LABL, Inc.†	10.50%	7/15/2027		8,702,000	7,797,819
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026		6,236,000	6,150,241
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027		17,019,000	15,630,600
OI European Group BV (Netherlands)†(c)	4.75%	2/15/2030		8,540,000	7,915,582
Total					62,035,212

Pharmaceuticals 2.43%
AdaptHealth LLC†	6.125%	8/1/2028		11,550,000	11,211,619
Bausch Health Americas, Inc.†	9.25%	4/1/2026		4,866,000	4,748,973
Bausch Health Cos., Inc. (Canada)†(c)	4.875%	6/1/2028		11,939,000	9,709,272
Bausch Health Cos., Inc. (Canada)†(c)(d)	11.00%	9/30/2028		25,637,000	24,128,263
Cheplapharm Arzneimittel GmbH (Germany)†(c)	5.50%	1/15/2028		20,375,000	18,042,759
Cheplapharm Arzneimittel GmbH	7.50%	5/15/2030	EUR	10,500,000	11,240,709
Curaleaf Holdings, Inc.	8.00%	12/15/2026		$22,821,000	21,109,425
HLF Financing SARL LLC/Herbalife International, Inc.†	4.875%	6/1/2029		11,035,000	8,482,856
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%	4/15/2029		11,676,000	12,447,503
Jazz Securities DAC (Ireland)†(c)	4.375%	1/15/2029		8,250,000	7,836,982
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%	4/30/2028		8,615,000	8,131,859

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Pharmaceuticals (continued)
Owens & Minor, Inc.†(d)	4.50%		3/31/2029			$10,936,000	$8,873,819
Owens & Minor, Inc.†(d)	6.625%		4/1/2030			8,735,000	7,444,265
P&L Development LLC/PLD Finance Corp.†	12.00%		5/15/2029			13,190,045	13,104,574
Trulieve Cannabis Corp.	8.00%		10/6/2026			23,172,000	22,756,410
Total							189,269,288

Pipelines 2.68%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.75%		1/15/2028			5,896,000	5,865,957
Buckeye Partners LP†	6.75%		2/1/2030			40,998,000	41,754,864
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028			24,241,000	23,974,776
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029			9,674,000	9,940,499
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%	)#	–	(e)		11,090,000	11,041,132
Energy Transfer LP	6.75% (5 yr. CMT + 5.13%	)#	–	(e)		7,300,000	7,303,336
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029			4,917,000	5,001,964
Global Partners LP/GLP Finance Corp.	7.00%		8/1/2027			6,085,000	6,046,632
Harvest Midstream I LP†	7.50%		9/1/2028			19,236,000	19,488,049
Howard Midstream Energy Partners LLC†	8.875%		7/15/2028			16,277,000	16,931,287
NuStar Logistics LP	5.625%		4/28/2027			7,800,000	7,781,999
TransCanada PipeLines Ltd. (Canada)(c)	7.00% (5 yr. CMT + 2.61%	)#	6/1/2065			13,612,000	13,382,491
Venture Global LNG, Inc.†	8.125%		6/1/2028			14,488,000	14,399,968
Venture Global LNG, Inc.†	9.50%		2/1/2029			25,207,000	26,136,078
Total							209,049,032

Real Estate 1.14%
Cushman & Wakefield U.S. Borrower LLC†	6.75%		5/15/2028			23,576,000	23,707,908
Howard Hughes Corp.†	4.125%		2/1/2029			10,040,000	9,205,750
Howard Hughes Corp.†	5.375%		8/1/2028			11,078,000	10,683,091
Hunt Cos., Inc.†	5.25%		4/15/2029			19,162,000	18,221,044
Kennedy Wilson Europe Real Estate Ltd.	3.25%		11/12/2025		EUR	2,968,421	3,299,536
Kennedy-Wilson, Inc.	4.75%		2/1/2030			$13,553,000	11,966,621
Longfor Group Holdings Ltd. (China)(c)	3.95%		9/16/2029			5,749,000	4,624,041
Newmark Group, Inc.	7.50%		1/12/2029			6,581,000	6,885,279
Total							88,593,270

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
REITS 2.02%
Blackstone Mortgage Trust, Inc.†	3.75%	1/15/2027		$7,250,000	$6,897,386
Blackstone Mortgage Trust, Inc.†	7.75%	12/1/2029		6,284,000	6,533,311
Brandywine Operating Partnership LP	4.55%	10/1/2029		4,150,000	3,790,862
Brandywine Operating Partnership LP	8.875%	4/12/2029		27,561,000	28,934,640
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027		7,966,000	8,192,005
Iron Mountain, Inc.†	5.25%	7/15/2030		16,519,000	16,024,915
Piedmont Operating Partnership LP	6.875%	7/15/2029		8,838,000	9,015,115
Piedmont Operating Partnership LP	9.25%	7/20/2028		7,830,000	8,484,315
Starwood Property Trust, Inc.†	6.50%	7/1/2030		16,525,000	16,634,776
Starwood Property Trust, Inc.†	6.50%	10/15/2030		8,568,000	8,666,361
Starwood Property Trust, Inc.†	7.25%	4/1/2029		24,833,000	25,783,475
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	4.75%	4/15/2028		9,378,000	8,983,672
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	10.50%	2/15/2028		8,699,000	9,243,384
Total					157,184,217

Retail 4.63%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(c)	4.00%	10/15/2030		12,600,000	11,482,474
Arko Corp.†	5.125%	11/15/2029		13,206,000	10,588,279
BCPE Ulysses Intermediate, Inc.†	7.75%	4/1/2027		14,590,000	14,171,903
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†(d)	5.125%	4/15/2029		19,912,000	17,241,132
CEC Entertainment LLC†	6.75%	5/1/2026		20,435,000	20,094,851
FirstCash, Inc.†	4.625%	9/1/2028		9,850,000	9,559,243
Gap, Inc.†	3.875%	10/1/2031		18,295,000	15,856,745
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(c)	8.375%	1/15/2029		20,948,000	18,508,679
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(c)	11.50%	8/15/2029		17,810,000	17,120,041
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		12,121,000	7,063,958
Ken Garff Automotive LLC†	4.875%	9/15/2028		8,706,000	8,415,257
Lithia Motors, Inc.†	4.375%	1/15/2031		8,240,000	7,575,838
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		7,500,000	7,176,616
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		45,108,000	42,080,152
Punch Finance PLC	6.125%	6/30/2026	GBP	9,250,000	12,245,504
Saks Global Enterprises LLC†	11.00%	12/15/2029		$40,732,000	24,751,100
Specialty Building Products Holdings LLC/SBP Finance Corp.†	7.75%	10/15/2029		7,421,000	6,983,319
Staples, Inc.†	10.75%	9/1/2029		13,740,000	11,973,239

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Staples, Inc.†(d)	12.75%		1/15/2030		$10,669,141	$6,259,233
Stonegate Pub Co. Financing PLC	10.75%		7/31/2029	GBP	15,225,000	20,850,129
Victoria’s Secret & Co.†(d)	4.625%		7/15/2029		$29,163,000	25,468,144
Victra Holdings LLC/Victra Finance Corp.†(d)	8.75%		9/15/2029		31,259,000	31,774,961
Waga Bondco Ltd.	8.50%		6/15/2030	GBP	6,800,000	8,876,247
Walgreens Boots Alliance, Inc.(d)	8.125%		8/15/2029		$3,930,000	4,092,698
Total						360,209,742

Savings & Loans 0.10%
Flagstar Financial, Inc.(d)	7.344% (3 mo. USD Term SOFR + 3.04%	)#	11/6/2028		8,091,000	7,540,252

Semiconductors 0.22%
Amkor Technology, Inc.†	6.625%		9/15/2027		9,732,000	9,733,151
ams-OSRAM AG (Austria)†(c)(d)	12.25%		3/30/2029		7,525,000	7,634,374
Total						17,367,525

Software 1.09%
Central Parent, Inc./CDK Global, Inc.†	7.25%		6/15/2029		31,721,000	27,321,142
Cloud Software Group, Inc.†	6.50%		3/31/2029		29,188,000	29,226,203
Dye & Durham Ltd. (Canada)†(c)	8.625%		4/15/2029		13,340,000	13,583,172
SS&C Technologies, Inc.†	5.50%		9/30/2027		14,635,000	14,577,035
Total						84,707,552

Telecommunications 1.92%
CommScope LLC†	4.75%		9/1/2029		9,725,000	8,595,694
CommScope LLC†(d)	7.125%		7/1/2028		4,374,000	3,720,642
CommScope LLC†(d)	8.25%		3/1/2027		22,326,000	20,365,197
EchoStar Corp.	10.75%		11/30/2029		24,300,000	25,724,291
Frontier Communications Holdings LLC†	5.00%		5/1/2028		27,006,000	26,750,628
Frontier Communications Holdings LLC†	6.75%		5/1/2029		7,750,000	7,790,114
Hughes Satellite Systems Corp.	5.25%		8/1/2026		7,552,000	7,048,189
Hughes Satellite Systems Corp.	6.625%		8/1/2026		19,566,000	15,908,764
Iliad Holding SASU (France)†(c)	7.00%		10/15/2028		11,800,000	11,954,309
Sunrise HoldCo IV BV (Netherlands)†(c)	5.50%		1/15/2028		14,680,000	14,400,899
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(c)	9.625%		2/11/2027		6,601,981	6,439,509
VF Ukraine PAT via VFU Funding PLC (Ukraine)(c)	9.625%		2/11/2027		750,225	731,762
Total						149,429,998

Transportation 1.58%
Brightline East LLC†	11.00%		1/31/2030		25,776,000	21,035,278
Carriage Purchaser, Inc.†	7.875%		10/15/2029		9,243,000	7,631,931

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Transportation (continued)
gategroup Finance Luxembourg SA	3.00%		2/28/2027		CHF	16,605,000	$19,230,269
Mobico Group PLC	4.25% (5 yr. U.K. Government Bond + 4.14%	)#	–	(e)	GBP	10,674,000	12,530,932
Rand Parent LLC†(d)	8.50%		2/15/2030			$26,089,000	24,290,364
Seaspan Corp. (Hong Kong)†(c)	5.50%		8/1/2029			28,987,000	26,488,839
Star Leasing Co. LLC†	7.625%		2/15/2030			8,250,000	7,411,473
Yunda Holding Investment Ltd.	2.25%		8/19/2025			4,750,000	4,707,911
Total							123,326,997

Trucking & Leasing 0.28%
AerCap Global Aviation Trust (Ireland)†(c)	6.50% (3 mo. USD Term SOFR + 4.56%	)#	6/15/2045			1,500,000	1,501,396
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028			20,347,000	20,001,236
Total							21,502,632
Total Corporate Bonds (cost $6,870,109,795)							6,704,018,650

FLOATING RATE LOANS(g) 6.94%

Advertising 0.12%
Advantage Sales & Marketing, Inc. 2024 Term Loan	8.789% (3 mo. USD Term SOFR + 4.25%	)	10/28/2027			10,536,623	9,325,438

Aerospace/Defense 0.02%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(c)	0.50% - 13.50%		3/6/2028			1,284,913	1,719,638

Automobile Manufacturers 0.15%
American Trailer World Corp. Term Loan B	8.172% (1 mo. USD Term SOFR + 3.75%	)	3/3/2028			14,625,000	11,553,750

Automotive 0.29%
DexKo Global, Inc. 2021 USD Term Loan B	8.186% (1 mo. USD Term SOFR + 3.75%	)	10/4/2028			24,306,634	22,504,905

Building Materials 0.17%
ACProducts, Inc. 2021 Term Loan B	8.811% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028			10,941,919	7,443,569
LHS Borrower LLC 2022 Term Loan B	9.172% (1 mo. USD Term SOFR + 4.75%	)	2/16/2029			6,812,311	5,989,997
Total							13,433,566

Chemicals 0.48%
Aruba Investments Holdings LLC 2020 2nd Lien Term Loan	12.172% (1 mo. USD Term SOFR + 7.75%	)	11/24/2028			5,000,000	4,702,500

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Chemicals (continued)
Aruba Investments Holdings LLC 2020 USD Term Loan	8.422% (1 mo. USD Term SOFR + 4.00%	)	11/24/2027	$2,959,161	$2,901,842
Iris Holding, Inc. Term Loan	9.13% (3 mo. USD Term SOFR + 4.75%	)	6/28/2028	4,153,078	3,914,276
Lonza Group AG USD Term Loan B (Luxembourg)(c)	8.324% (3 mo. USD Term SOFR + 3.92%	)	7/3/2028	20,311,128	18,635,460
Plaskolite LLC 2021 Term Loan	8.575% (3 mo. USD Term SOFR + 4.00%	)	12/15/2025	7,437,431	7,155,850
Total					37,309,928

Commercial Services 0.75%
Crash Champions LLC 2024 Term Loan B	9.072% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029	20,242,344	18,184,407
Spin Holdco, Inc. 2021 Term Loan	8.562% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028	29,556,398	24,307,921
Stonepeak Taurus Lower Holdings LLC 2022 2nd Lien Term Loan	11.399% (3 mo. USD Term SOFR + 7.00%	)	1/28/2030	9,795,000	8,570,625
TruGreen LP 2020 Term Loan	8.422% (1 mo. USD Term SOFR + 4.00%	)	11/2/2027	7,789,325	7,399,858
Total					58,462,811

Computers 0.48%
Twitter, Inc. 2025 Fixed Term Loan	9.50%		10/26/2029	14,367,000	14,034,763
Twitter, Inc. Term Loan	10.949% (3 mo. USD Term SOFR + 6.50%	)	10/26/2029	24,178,212	23,474,021
Total					37,508,784

Consumer Non-Durables 0.09%
Anastasia Parent LLC 2018 Term Loan B	8.311% (3 mo. USD Term SOFR + 3.75%	)	8/11/2025	8,986,576	7,267,893

Containers & Packaging 0.08%
Tosca Services LLC 2024 Second Out Superpriority Term Loan B	–	(h)	11/30/2028	7,308,624	6,255,744

Cosmetics/Personal Care 0.15%
Conair Holdings LLC Term Loan B	8.186% (1 mo. USD Term SOFR + 3.75%	)	5/17/2028	21,459,969	11,373,783

Electric 0.14%
Red Oak Power LLC 2025 Term Loan	8.048% (3 mo. USD Term SOFR + 3.75%	)	10/1/2030	10,730,130	10,756,955

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electronics 0.21%
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B	8.569% (1 mo. USD Term SOFR + 4.25%	)	12/2/2031	$16,944,000	$16,350,960

Engineering & Construction 0.04%
Brand Industrial Services, Inc. 2024 Term Loan B	8.791% (3 mo. USD Term SOFR + 4.5%	)	8/1/2030	3,654,998	3,398,801

Entertainment 0.09%
AMC Entertainment Holdings, Inc. 2024 Term Loan	11.32% (1 mo. USD Term SOFR + 7.00%	)	1/4/2029	6,812,808	6,726,251

Financial 0.17%
Asurion LLC 2021 Second Lien Term Loan B4	9.686% (1 mo. USD Term SOFR + 5.25%	)	1/20/2029	13,898,000	12,803,532

Gaming/Leisure 0.29%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(c)	9.63% (1 mo. USD Term SOFR + 5.25%	)	7/1/2028	6,160,029	5,802,008
United FP Holdings LLC 2019 1st Lien Term Loan	8.541% (3 mo. USD Term SOFR + 4.00%	)	12/30/2026	17,529,332	16,758,743
Total					22,560,751

Health Care Services 0.09%
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	9.78% (3 mo. USD Term SOFR + 5.50%	)	3/30/2029	7,279,470	6,806,304
Wellpath Holdings, Inc. 2018 1st Lien Term Loan(f)	–	(h)	10/1/2025	1,795,280	359,056
Total					7,165,360

Healthcare 0.03%
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	8.53% (3 mo. USD Term SOFR + 4.25%	)	3/30/2029	2,315,658	2,149,220

Household Products 0.07%
Kronos Acquisition Holdings, Inc. 2024 Term Loan	8.299% (3 mo. USD Term SOFR + 4.00%	)	7/8/2031	6,553,070	5,303,891

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Housing 0.08%
Oscar AcquisitionCo LLC Term Loan B	8.549% (3 mo. USD Term SOFR + 4.25%)		4/29/2029	$6,799,100	$6,520,779

Information Technology Services 0.01%
Recovery Solutions Parent LLC Term Loan	11.799% (3 mo. USD Term SOFR + 7.50%	)	1/28/2030	1,191,257	1,113,826	(a)

Insurance 0.01%
Asurion LLC 2021 2nd Lien Term Loan B3	9.686% (1 mo. USD Term SOFR + 5.25%	)	1/31/2028	1,005,020	942,025

Integrated Energy 0.12%
Esdec Solar Group BV Term Loan B (Netherlands)(c)	9.561% (3 mo. USD Term SOFR + 5.00%	)	8/30/2028	12,631,455	9,536,748

Machinery: Diversified 0.33%
CPM Holdings, Inc. 2023 Term Loan	8.824% (1 mo. USD Term SOFR + 4.50%	)	9/28/2028	19,989,253	19,397,871
LSF12 Badger Bidco LLC Term Loan B	10.322% (1 mo. USD Term SOFR + 6.00%	)	8/30/2030	6,477,620	6,024,187
Total					25,422,058

Media 0.28%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.736% (1 mo. USD Term SOFR + 3.30%	)	12/31/2029	14,434,045	11,407,442
Sinclair Television Group, Inc. 2025 Term Loan B7	8.522% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030	13,436,532	10,619,093
Total					22,026,535

Media: Content 0.01%
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan	11.575% (3 mo. USD Term SOFR + 7.00%	)	10/19/2026	1,186,388	751,506

Metal Fabricate/Hardware 0.34%
Grinding Media, Inc. 2024 Term Loan B	7.819% (3 mo. USD Term SOFR + 3.50%	)	10/12/2028	8,726,988	8,421,544
Tank Holding Corp. 2022 Term Loan	10.172% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028	15,097,588	14,237,025
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	10.42% - 10.43% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028	1,153,169	1,084,942

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Metal Fabricate/Hardware (continued)
Tank Holding Corp. 2023 Incremental Term Loan	10.422% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028	$2,719,650	$2,558,742
Total					26,302,253

Oil & Gas 0.12%
Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B	9.053% (3 mo. USD Term SOFR + 4.75%	)	6/27/2029	9,345,826	8,951,199

Pipelines 0.04%
Waterbridge Midstream Operating LLC 2024 Term Loan B	8.315% (3 mo. USD Term SOFR + 4.00%	)	5/10/2029	3,288,475	3,243,604

Real Estate 0.15%
CoreLogic, Inc. 2nd Lien Term Loan	10.936% (1 mo. USD Term SOFR + 6.50%	)	6/4/2029	12,430,000	11,892,030

Real Estate Investment Trusts 0.12%
Claros Mortgage Trust, Inc. 2021 Term Loan B	8.922% (1 mo. USD Term SOFR + 4.50%	)	8/9/2026	9,697,172	9,175,949

Retail 0.92%
BCPE Grill Parent 2023 Term Loan B	9.072% (1 mo. USD Term SOFR + 4.75%	)	9/30/2030	8,247,021	7,649,112
Foundation Building Materials Holding Co. LLC 2021 Term Loan	7.686% (3 mo. USD Term SOFR + 3.25%	)	1/31/2028	4,813,274	4,637,974
Kodiak Building Partners, Inc. 2024 Term Loan B	8.035% (3 mo. USD Term SOFR + 3.75%	)	12/4/2031	5,314,000	5,122,776
Park River Holdings, Inc. Term Loan	7.80% (3 mo. USD Term SOFR + 3.25%	)	12/28/2027	14,143,490	13,363,406
RVR Dealership Holdings LLC Term Loan B	8.172% (1 mo. USD Term SOFR + 3.75%	)	2/8/2028	16,121,895	14,388,791
Staples, Inc. 2024 Term Loan B	10.041% (3 mo. USD Term SOFR + 5.75%	)	9/4/2029	10,716,150	9,278,364
Torrid LLC 2021 Term Loan B	9.934% (1 mo. USD Term SOFR + 5.50%	)	6/14/2028	18,634,424	17,320,697
Total					71,761,120

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Software 0.22%
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	10.072% (1 mo. USD Term SOFR + 5.75%	)	7/30/2032	$5,650,000	$5,358,065
Central Parent, Inc. 2024 Term Loan B	7.549% (3 mo. USD Term SOFR + 3.25%	)	7/6/2029	8,354,010	6,997,611
Mitchell International, Inc. 2024 2nd Lien Term Loan	9.572% (1 mo. USD Term SOFR + 5.25%	)	6/17/2032	4,942,000	4,697,371
Modena Buyer LLC Term Loan	–	(h)	7/1/2031	19,245	18,669
Total					17,071,716

Telecommunications 0.28%
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.786% (1 mo. USD Term SOFR + 2.35%	)	4/15/2029	22,815,416	21,877,246
Total Floating Rate Loans (cost $572,486,255)					540,520,555

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.35%

Angola 0.12%
Angola Government International Bonds	8.00%		11/26/2029	6,350,000	5,083,096
Angola Government International Bonds	8.25%		5/9/2028	5,000,000	4,243,625
Total					9,326,721

Nigeria 0.13%
Nigeria Government International Bonds	8.375%		3/24/2029	10,350,000	9,802,899

Sri Lanka 0.10%
Sri Lanka Government International Bonds	3.10%	(i)	1/15/2030	9,595,000	7,795,937
Total Foreign Government Obligations (cost $28,496,855)					26,925,557
Total Long-Term Investments (cost $7,664,106,761)					7,463,783,496

SHORT-TERM INVESTMENTS 4.66%

Repurchase Agreements 0.02%
Repurchase Agreement dated 4/30/2025, 4.000% due 5/1/2025 with Fixed Income Clearing Corp. collateralized by $1,781,300 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $1,714,565; proceeds: $1,681,053 (cost $1,680,867)				1,680,867	1,680,867

Time Deposits 0.46%
CitiBank N.A.(k) (cost $36,135,098)				36,135,098	36,135,098

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Investments	Shares	Fair Value
Money Market Funds 4.18%
Fidelity Government Portfolio(j) (cost $325,215,881)	325,215,881	$325,215,881
Total Short-Term Investments (cost $363,031,846)		363,031,846
Total Investments in Securities 100.50% (cost $8,027,138,607)		7,826,815,342
Other Assets and Liabilities – Net(k) (0.50)%		(38,927,352)
Net Assets 100.00%		$7,787,887,990

CHF	Swiss Franc.
EUR	Euro.
GBP	British Pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2025, the total value of Rule 144A securities was $5,290,853,309, which represents 67.94% of net assets.
*	Non-income producing security.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2025.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at April 30, 2025.
(h)	Interest Rate to be determined.
(i)	Step Bond – Security with a predetermined schedule of interest rate changes.
(j)	Security was purchased with the cash collateral from loaned securities.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at April 30, 2025(1):

Referenced Indexes/ Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S43(4)	Bank of America	5.00%	12/20/2029	$716,121,000	$50,218,405	$(22,615,056)	$27,603,349
CDX.NA.HY.S44(4)	Bank of America	5.00%	6/20/2030	38,719,000	1,408,058	(6,906)	1,401,152
					$51,626,463	$(22,621,962)	$29,004,501

Referenced Indexes/ Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CHS/Community Health Systems, Inc.(4)	Bank of America	1.00%	12/20/2025	$3,000,000	$(110,619)	$75,027	$(35,592)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $75,027. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $22,621,962.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Forward Foreign Currency Exchange Contracts at April 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Bank of America	6/27/2025	3,640,000	$4,661,083	$4,852,086	$191,003
British pound	Buy	Bank of America	6/27/2025	1,747,000	2,280,243	2,328,735	48,492
British pound	Buy	Barclays Bank PLC	6/27/2025	6,723,000	8,551,367	8,961,696	410,329
British pound	Buy	J.P. Morgan	6/27/2025	2,652,000	3,519,855	3,535,091	15,236
British pound	Buy	Morgan Stanley	6/27/2025	6,005,000	7,802,518	8,004,608	202,090
British pound	Buy	Morgan Stanley	6/27/2025	6,775,000	8,806,709	9,031,011	224,302
British pound	Buy	Morgan Stanley	6/27/2025	642,000	830,984	855,780	24,796
British pound	Buy	Morgan Stanley	6/27/2025	4,941,264	6,362,070	6,586,658	224,588
British pound	Buy	Morgan Stanley	6/27/2025	642,000	850,081	855,780	5,699
British pound	Buy	State Street Bank and Trust	6/27/2025	1,650,000	2,126,890	2,199,434	72,544
British pound	Buy	State Street Bank and Trust	6/27/2025	6,598,000	8,422,657	8,795,072	372,415
British pound	Buy	State Street Bank and Trust	6/27/2025	3,119,000	4,051,379	4,157,598	106,219
British pound	Buy	Toronto Dominion Bank	6/27/2025	3,023,000	3,905,318	4,029,631	124,313
British pound	Buy	Toronto Dominion Bank	6/27/2025	718,000	932,076	957,087	25,011
Euro	Buy	Bank of America	5/23/2025	75,000,000	79,664,250	85,056,154	5,391,904
Euro	Buy	Bank of America	5/23/2025	3,354,000	3,645,891	3,803,711	157,820

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Bank of America	5/23/2025	3,554,000	$3,882,777	$4,030,528	$147,751
Euro	Buy	Bank of America	5/23/2025	6,306,000	6,832,997	7,151,521	318,524
Euro	Buy	Bank of America	5/23/2025	6,147,000	6,748,537	6,971,202	222,665
Euro	Buy	Citibank	5/23/2025	150,000	164,752	170,112	5,360
Euro	Buy	Morgan Stanley	5/23/2025	1,873,000	2,028,205	2,124,136	95,931
Euro	Buy	Morgan Stanley	5/23/2025	2,874,000	3,120,126	3,259,352	139,226
Euro	Buy	Morgan Stanley	5/23/2025	1,116,000	1,209,713	1,265,636	55,923
Euro	Buy	Morgan Stanley	5/23/2025	1,104,000	1,240,959	1,252,027	11,068
Euro	Buy	State Street Bank and Trust	5/23/2025	3,756,000	4,122,112	4,259,612	137,500
Euro	Buy	State Street Bank and Trust	5/23/2025	8,530,000	9,326,844	9,673,720	346,876
Euro	Buy	State Street Bank and Trust	5/23/2025	5,824,000	6,585,862	6,604,894	19,032
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$9,096,617

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	State Street Bank and Trust	6/27/2025	1,494,000	$1,992,939	$1,991,488	$(1,451)
British pound	Buy	State Street Bank and Trust	6/27/2025	18,440,000	24,610,633	24,580,346	(30,287)
Euro	Buy	Bank of America	5/23/2025	499,000	569,082	565,907	(3,175)
Euro	Buy	Citibank	5/23/2025	12,522,000	14,280,218	14,200,975	(79,243)
Euro	Buy	Morgan Stanley	5/23/2025	2,003,000	2,277,787	2,271,566	(6,221)
Euro	Buy	Morgan Stanley	5/23/2025	10,002,000	11,379,843	11,343,089	(36,754)
Euro	Buy	Morgan Stanley	5/23/2025	2,673,000	3,045,504	3,031,401	(14,103)
Euro	Buy	State Street Bank and Trust	5/23/2025	819,000	937,667	928,813	(8,854)
British pound	Sell	Barclays Bank PLC	6/27/2025	14,475,000	18,702,939	19,295,039	(592,100)
British pound	Sell	Morgan Stanley	6/27/2025	9,800,000	12,618,528	13,063,308	(444,780)
British pound	Sell	State Street Bank and Trust	6/27/2025	207,002,000	267,473,494	275,931,715	(8,458,221)
Euro	Sell	Bank of America	5/23/2025	991,000	1,055,737	1,123,875	(68,138)
Euro	Sell	Goldman Sachs	5/23/2025	79,555,000	86,485,036	90,221,897	(3,736,861)
Euro	Sell	Morgan Stanley	5/23/2025	5,950,000	6,258,440	6,747,788	(489,348)
Euro	Sell	Morgan Stanley	5/23/2025	942,000	981,448	1,068,305	(86,857)
Euro	Sell	State Street Bank and Trust	5/23/2025	637,000	672,246	722,410	(50,164)
Euro	Sell	State Street Bank and Trust	5/23/2025	162,000,000	170,049,780	183,721,292	(13,671,512)
Euro	Sell	State Street Bank and Trust	5/23/2025	1,228,000	1,286,096	1,392,653	(106,557)
Euro	Sell	State Street Bank and Trust	5/23/2025	7,956,000	8,368,897	9,022,757	(653,860)
Euro	Sell	State Street Bank and Trust	5/23/2025	3,337,000	3,628,453	3,784,432	(155,979)

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	5/23/2025	2,170,000	$2,360,833	$2,460,958	$(100,125)
Euro	Sell	State Street Bank and Trust	5/23/2025	1,760,000	1,910,974	1,995,984	(85,010)
Swiss franc	Sell	State Street Bank and Trust	6/6/2025	16,345,000	18,475,463	19,880,199	(1,404,736)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(30,284,336)

Futures Contracts at April 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2025	1,207	Long		$134,083,171		$135,448,031	$1,364,860
U.S. 2-Year Treasury Note	June 2025	5,937	Long		1,230,608,523		1,235,777,276	5,168,753
U.S. 5-Year Treasury Note	June 2025	1,820	Long		197,968,130		198,735,470	767,340
Total Unrealized Appreciation on Futures Contracts								$7,300,953

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Long GILT	June 2025	369	Short	GBP	(33,511,917)	GBP	(34,508,880)	$(1,328,653)

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$–	$18,199,054	$18,199,054
Common Stocks
Consumer Finance	4,385,916	–	814,947	5,200,863
Remaining Industries	77	–	–	77
Convertible Bonds	–	160,443,032	–	160,443,032
Convertible Preferred Stocks	–	8,475,708	–	8,475,708
Corporate Bonds	–	6,704,018,650	–	6,704,018,650
Floating Rate Loans
Information Technology Services	–	–	1,113,826	1,113,826
Remaining Industries	–	539,406,729	–	539,406,729
Foreign Government Obligations	–	26,925,557	–	26,925,557
Short-Term Investments
Repurchase Agreements	–	1,680,867	–	1,680,867
Time Deposits	–	36,135,098	–	36,135,098
Money Market Funds	325,215,881	–	–	325,215,881
Total	$329,601,874	$7,477,085,641	$20,127,827	$7,826,815,342
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$29,004,501	$–	$29,004,501
Liabilities	–	(35,592)	–	(35,592)
Forward Foreign Currency Exchange Contracts
Assets	–	9,096,617	–	9,096,617
Liabilities	–	(30,284,336)	–	(30,284,336)
Futures Contracts
Assets	7,300,953	–	–	7,300,953
Liabilities	(1,328,653)	–	–	(1,328,653)
Total	$5,972,300	$7,781,190	$–	$13,753,490

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

72	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory Trust on May 1, 2001. The Trust consists of nine funds as of April 30, 2025. This report covers the following four funds (separately, a “Fund” and collectively the “Funds”). Lord Abbett Emerging Markets Equity Fund (“Emerging Markets Equity Fund”), Lord Abbett International Growth Fund (“International Growth Fund”), Lord Abbett Investment Grade Floating Rate Loan Fund (“Investment Grade Floating Rate Loan Fund”) and Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”). Each Fund other than Emerging Markets Equity Fund is diversified within the meaning of the Act.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value

73

Notes to Schedule of Investments (unaudited)(continued)

determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value as of the close of each business day.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.     FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

74

Notes to Schedule of Investments (unaudited)(concluded)

4.     SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Investment Grade Floating Rate Fund	$1,147,258	$1,167,250
Short Duration High Yield Fund	344,841,202	361,350,979

75

QPHR-TRI-3Q
(06/25)